UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22558

Brookfield Investment Funds
(Exact name of registrant as specified in charter)

Brookfield Place

225 Liberty Street, 35th Floor
New York, New York 10281-1048

(Address of principal executive offices) (Zip code)

Brian F. Hurley, Esq.

Brookfield Public Securities Group LLC

Brookfield Place

225 Liberty Street, 35th Floor
New York, New York 10281-1048
(Name and address of agent for service)

(855) 777-8001

Registrant’s telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: June 30, 2024

Item 1. Reports to Stockholders.

(a)

Brookfield Global Listed Infrastructure Fund
Class A | BGLAX
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the Brookfield Global Listed Infrastructure Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.brookfieldoaktree.com/fund/brookfield-global-listed-infrastructure-fund. You can also request this information by contacting us at 855-244-4859.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$62	1.25%
HOW DID THE FUND PERFORM AND WHAT AFFECTED ITS PERFORMANCE?
For the 6-month period ended June 30, 2024, the Fund underperformed its benchmark, the FTSE Global Core Infrastructure 50/50 Index (USD).
WHAT FACTORS INFLUENCED PERFORMANCE
Overweight positions in select U.S. midstream operators focused on natural gas and natural gas liquids contributed, as the sector continued to outperform. Within the gas utilities sector, positive security selection across the U.S. and Asia contributed during the period.
Select ports in emerging markets rallied meaningfully during the period. Zero exposure detracted from relative performance. Underperforming positions in U.S. and European communication tower operators detracted from returns during the period.
POSITIONING
Within the utilities sector, we’re focused on companies that we believe operate the best assets located in the best jurisdictions. Our portfolio positioning is focused on pro-growth environments, favorable regulatory backdrops and management teams that have a strong history of deploying capital to its highest and best use. Within transports, we are focused on markets where toll road traffic is supported by population and economic growth. Tower companies are grappling with a variety of headwinds, but we think discounted valuations among select companies reflect these headwinds, and we’re optimistic that increasing mobile traffic, moderating interest rates and limited new supply of towers can help close the valuation gap. Lastly, within energy midstream, we think the sector continues to offer an attractive investment proposition. Supply and demand tailwinds for U.S. hydrocarbons remain quite strong, and balance sheets appear well positioned to meet dividend obligations.

Top Contributors
↑	Midstream
↑	Gas Utilities
↑	Toll Roads

Top Detractors
↓	Ports
↓	Towers
↓	Airports
Brookfield Global Listed Infrastructure Fund	PAGE 1	TSR_SAR_112740501

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class A (without sales charge)	0.81	2.50	1.48
Class A (with sales charge)	-3.98	1.50	0.99
The MSCI World Index Gross (USD)	20.75	12.32	9.73
FTSE Global Core Infrastructure 50/50 Index	5.29	3.88	5.62
Dow Jones Brookfield Global Infrastructure Composite Index	3.77	3.01	3.16
Visit https://www.brookfieldoaktree.com/fund/brookfield-global-listed-infrastructure-fund for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$295,694,446
Number of Portfolio Holdings	41
Portfolio Turnover	33%
Total Advisory Fees Paid	$950,547
Visit https://www.brookfieldoaktree.com/fund/brookfield-global-listed-infrastructure-fund for more recent performance information.
Brookfield Global Listed Infrastructure Fund	PAGE 2	TSR_SAR_112740501

WHAT DID THE FUND INVEST IN? (as of June 30, 2024)

Top 10 Holdings	(%)[1]
NextEra Energy, Inc.	8.1%
Transurban Group	4.9%
Duke Energy Corp.	4.9%
Sempra	4.3%
Crown Castle, Inc.	3.7%
Cheniere Energy, Inc.	3.3%
National Grid PLC	3.1%
Public Service Enterprise Group, Inc.	3.0%
Entergy Corp.	2.9%
PG&E Corp.	2.9%
Geographic Breakdown (%)1
Sector Breakdown2
1	Represents percent of total investments.
2	Represents percent of total net assets.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://brookfield.onlineprospectus.net/Brookfield/funds
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brookfield Public Securities Group LLC documents not be householded, please contact Brookfield Public Securities Group LLC at 855-244-4859, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Brookfield Public Securities Group LLC or your financial intermediary.
Brookfield Global Listed Infrastructure Fund	PAGE 3	TSR_SAR_112740501

Brookfield Global Listed Infrastructure Fund
Class C | BGLCX
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the Brookfield Global Listed Infrastructure Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.brookfieldoaktree.com/fund/brookfield-global-listed-infrastructure-fund. You can also request this information by contacting us at 855-244-4859.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$99	2.00%
HOW DID THE FUND PERFORM AND WHAT AFFECTED ITS PERFORMANCE?
For the 6-month period ended June 30, 2024, the Fund underperformed its benchmark, the FTSE Global Core Infrastructure 50/50 Index (USD).
WHAT FACTORS INFLUENCED PERFORMANCE
Overweight positions in select U.S. midstream operators focused on natural gas and natural gas liquids contributed, as the sector continued to outperform. Within the gas utilities sector, positive security selection across the U.S. and Asia contributed during the period.
Select ports in emerging markets rallied meaningfully during the period. Zero exposure detracted from relative performance. Underperforming positions in U.S. and European communication tower operators detracted from returns during the period.
POSITIONING
Within the utilities sector, we’re focused on companies that we believe operate the best assets located in the best jurisdictions. Our portfolio positioning is focused on pro-growth environments, favorable regulatory backdrops and management teams that have a strong history of deploying capital to its highest and best use. Within transports, we are focused on markets where toll road traffic is supported by population and economic growth. Tower companies are grappling with a variety of headwinds, but we think discounted valuations among select companies reflect these headwinds, and we’re optimistic that increasing mobile traffic, moderating interest rates and limited new supply of towers can help close the valuation gap. Lastly, within energy midstream, we think the sector continues to offer an attractive investment proposition. Supply and demand tailwinds for U.S. hydrocarbons remain quite strong, and balance sheets appear well positioned to meet dividend obligations.

Top Contributors
↑	Midstream
↑	Gas Utilities
↑	Toll Roads

Top Detractors
↓	Ports
↓	Towers
↓	Airports
Brookfield Global Listed Infrastructure Fund	PAGE 1	TSR_SAR_112740600

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class C (without sales charge)	0.09	1.72	0.72
Class C (with sales charge)	-0.89	1.72	0.72
The MSCI World Index Gross (USD)	20.75	12.32	9.73
FTSE Global Core Infrastructure 50/50 Index	5.29	3.88	5.62
Dow Jones Brookfield Global Infrastructure Composite Index	3.77	3.01	3.16
Visit https://www.brookfieldoaktree.com/fund/brookfield-global-listed-infrastructure-fund for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$295,694,446
Number of Portfolio Holdings	41
Portfolio Turnover	33%
Total Advisory Fees Paid	$950,547
Visit https://www.brookfieldoaktree.com/fund/brookfield-global-listed-infrastructure-fund for more recent performance information.
Brookfield Global Listed Infrastructure Fund	PAGE 2	TSR_SAR_112740600

WHAT DID THE FUND INVEST IN? (as of June 30, 2024)

Top 10 Holdings	(%)[1]
NextEra Energy, Inc.	8.1%
Transurban Group	4.9%
Duke Energy Corp.	4.9%
Sempra	4.3%
Crown Castle, Inc.	3.7%
Cheniere Energy, Inc.	3.3%
National Grid PLC	3.1%
Public Service Enterprise Group, Inc.	3.0%
Entergy Corp.	2.9%
PG&E Corp.	2.9%
Geographic Breakdown (%)1
Sector Breakdown2
1	Represents percent of total investments.
2	Represents percent of total net assets.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://brookfield.onlineprospectus.net/Brookfield/funds
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brookfield Public Securities Group LLC documents not be householded, please contact Brookfield Public Securities Group LLC at 855-244-4859, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Brookfield Public Securities Group LLC or your financial intermediary.
Brookfield Global Listed Infrastructure Fund	PAGE 3	TSR_SAR_112740600

Brookfield Global Listed Infrastructure Fund
Class I | BGLYX
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the Brookfield Global Listed Infrastructure Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.brookfieldoaktree.com/fund/brookfield-global-listed-infrastructure-fund. You can also request this information by contacting us at 855-244-4859.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$50	1.00%
HOW DID THE FUND PERFORM AND WHAT AFFECTED ITS PERFORMANCE?
For the 6-month period ended June 30, 2024, the Fund underperformed its benchmark, the FTSE Global Core Infrastructure 50/50 Index (USD).
WHAT FACTORS INFLUENCED PERFORMANCE
Overweight positions in select U.S. midstream operators focused on natural gas and natural gas liquids contributed, as the sector continued to outperform. Within the gas utilities sector, positive security selection across the U.S. and Asia contributed during the period.
Select ports in emerging markets rallied meaningfully during the period. Zero exposure detracted from relative performance. Underperforming positions in U.S. and European communication tower operators detracted from returns during the period.
POSITIONING
Within the utilities sector, we’re focused on companies that we believe operate the best assets located in the best jurisdictions. Our portfolio positioning is focused on pro-growth environments, favorable regulatory backdrops and management teams that have a strong history of deploying capital to its highest and best use. Within transports, we are focused on markets where toll road traffic is supported by population and economic growth. Tower companies are grappling with a variety of headwinds, but we think discounted valuations among select companies reflect these headwinds, and we’re optimistic that increasing mobile traffic, moderating interest rates and limited new supply of towers can help close the valuation gap. Lastly, within energy midstream, we think the sector continues to offer an attractive investment proposition. Supply and demand tailwinds for U.S. hydrocarbons remain quite strong, and balance sheets appear well positioned to meet dividend obligations.

Top Contributors
↑	Midstream
↑	Gas Utilities
↑	Toll Roads

Top Detractors
↓	Ports
↓	Towers
↓	Airports
Brookfield Global Listed Infrastructure Fund	PAGE 1	TSR_SAR_112740709

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I (without sales charge)	1.16	2.77	1.74
The MSCI World index Gross (USD)	20.75	12.32	9.73
FTSE Global Core Infrastructure 50/50 Index	5.29	3.88	5.62
Dow Jones Brookfield Global Infrastructure Composite Index	3.77	3.01	3.16
Visit https://www.brookfieldoaktree.com/fund/brookfield-global-listed-infrastructure-fund for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$295,694,446
Number of Portfolio Holdings	41
Portfolio Turnover	33%
Total Advisory Fees Paid	$950,547
Visit https://www.brookfieldoaktree.com/fund/brookfield-global-listed-infrastructure-fund for more recent performance information.
Brookfield Global Listed Infrastructure Fund	PAGE 2	TSR_SAR_112740709

WHAT DID THE FUND INVEST IN? (as of June 30, 2024)

Top 10 Holdings	(%)[1]
NextEra Energy, Inc.	8.1%
Transurban Group	4.9%
Duke Energy Corp.	4.9%
Sempra	4.3%
Crown Castle, Inc.	3.7%
Cheniere Energy, Inc.	3.3%
National Grid PLC	3.1%
Public Service Enterprise Group, Inc.	3.0%
Entergy Corp.	2.9%
PG&E Corp.	2.9%
Geographic Breakdown (%)1
Sector Breakdown2
1	Represents percent of total investments.
2	Represents percent of total net assets.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://brookfield.onlineprospectus.net/Brookfield/funds
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brookfield Public Securities Group LLC documents not be householded, please contact Brookfield Public Securities Group LLC at 855-244-4859, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Brookfield Public Securities Group LLC or your financial intermediary.
Brookfield Global Listed Infrastructure Fund	PAGE 3	TSR_SAR_112740709

Brookfield Global Listed Real Estate Fund
Class A | BLRAX
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the Brookfield Global Listed Real Estate Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.brookfieldoaktree.com/fund/brookfield-global-listed-real-estate-fund. You can also request this information by contacting us at 855-244-4859.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$58	1.20%
HOW DID THE FUND PERFORM AND WHAT AFFECTED ITS PERFORMANCE?
For the 6-month period ended June 30, 2024, the Fund underperformed its benchmark, the FTSE EPRA Nareit Developed Index Net (USD).
WHAT FACTORS INFLUENCED PERFORMANCE
Singapore was the leading regional contributor to relative performance. Outperformance was driven by not owning underperforming securities across property types during the period. Within the U.S., the net lease sector was the leading contributor to relative performance. Overweight positions to retail-focused landlords outperformed.
Overall, the U.S. was the leading detractor from relative performance. Relative underperformance was primarily due to underweight positions to regional malls, which outperformed early in the year. The U.K. was also a regional detractor. Overweight positions in student housing and office landlords lagged during the period.
POSITIONING
In the U.S., we maintain a preference for needs-based real estate, which includes residential, health care and select retail assets. We have increased exposure to Europe and have a favorable view broadly, particularly among residential, retail and specialty landlords in continental Europe. In Asia Pacific, we believe Japanese property values may benefit as some private investors indicated they’re likely to deploy meaningful amounts of capital in the region over the next several years.

Top Contributors
↑	U.S. Net Lease
↑	Singapore
↑	Australia

Top Detractors
↓	U.S. Retail
↓	U.K.
↓	Japan
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
Brookfield Global Listed Real Estate Fund	PAGE 1	TSR_SAR_112740105

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class A (without sales charge)	0.83	-1.73	1.38
Class A (with sales charge)	-3.99	-2.68	0.89
MSCI THE WORLD INDEX Gross (USD)	20.75	12.32	9.73
FTSE EPRA/NAREIT Developed Net TR	4.54	-0.69	2.04
Visit https://www.brookfieldoaktree.com/fund/brookfield-global-listed-real-estate-fund for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$209,569,325
Number of Portfolio Holdings	56
Portfolio Turnover	73%
Total Advisory Fees Paid	$904,678
Visit https://www.brookfieldoaktree.com/fund/brookfield-global-listed-real-estate-fund for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)

Top 10 Holdings	(%)[1]
Prologis, Inc.	7.5%
Extra Space Storage, Inc.	3.9%
Welltower, Inc.	3.8%
Digital Realty Trust, Inc.	3.7%
Equinix, Inc.	3.6%
Simon Property Group, Inc.	3.4%
Essex Property Trust, Inc.	3.1%
UDR, Inc.	2.9%
Equity LifeStyle Properties, Inc.	2.7%
VICI Properties, Inc.	2.7%
Geographic Breakdown (%)1
Sector Breakdown2
1	Represents percent of total investments.
2	Represents percent of total net assets.
Brookfield Global Listed Real Estate Fund	PAGE 2	TSR_SAR_112740105

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://brookfield.onlineprospectus.net/Brookfield/funds
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brookfield Public Securities Group LLC documents not be householded, please contact Brookfield Public Securities Group LLC at 855-244-4859, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Brookfield Public Securities Group LLC or your financial intermediary.
Brookfield Global Listed Real Estate Fund	PAGE 3	TSR_SAR_112740105

Brookfield Global Listed Real Estate Fund
Class C | BLRCX
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the Brookfield Global Listed Real Estate Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.brookfieldoaktree.com/fund/brookfield-global-listed-real-estate-fund. You can also request this information by contacting us at 855-244-4859.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$95	1.95%
HOW DID THE FUND PERFORM AND WHAT AFFECTED ITS PERFORMANCE?
For the 6-month period ended June 30, 2024, the Fund underperformed its benchmark, the FTSE EPRA Nareit Developed Index Net (USD).
WHAT FACTORS INFLUENCED PERFORMANCE
Singapore was the leading regional contributor to relative performance. Outperformance was driven by not owning underperforming securities across property types during the period. Within the U.S., the net lease sector was the leading contributor to relative performance. Overweight positions to retail-focused landlords outperformed.
Overall, the U.S. was the leading detractor from relative performance. Relative underperformance was primarily due to underweight positions to regional malls, which outperformed early in the year. The U.K. was also a regional detractor. Overweight positions in student housing and office landlords lagged during the period.
POSITIONING
In the U.S., we maintain a preference for needs-based real estate, which includes residential, health care and select retail assets. We have increased exposure to Europe and have a favorable view broadly, particularly among residential, retail and specialty landlords in continental Europe. In Asia Pacific, we believe Japanese property values may benefit as some private investors indicated they’re likely to deploy meaningful amounts of capital in the region over the next several years.

Top Contributors
↑	U.S. Net Lease
↑	Singapore
↑	Australia

Top Detractors
↓	U.S. Retail
↓	U.K.
↓	Japan
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
Brookfield Global Listed Real Estate Fund	PAGE 1	TSR_SAR_112740204

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class C (without sales charge)	0.08	-2.48	0.62
Class C (with sales charge)	-0.90	-2.48	0.62
MSCI THE WORLD INDEX Gross (USD)	20.75	12.32	9.73
FTSE EPRA/NAREIT Developed Net TR	4.54	-0.69	2.04
Visit https://www.brookfieldoaktree.com/fund/brookfield-global-listed-real-estate-fund for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$209,569,325
Number of Portfolio Holdings	56
Portfolio Turnover	73%
Total Advisory Fees Paid	$904,678
Visit https://www.brookfieldoaktree.com/fund/brookfield-global-listed-real-estate-fund for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)

Top 10 Holdings	(%)[1]
Prologis, Inc.	7.5%
Extra Space Storage, Inc.	3.9%
Welltower, Inc.	3.8%
Digital Realty Trust, Inc.	3.7%
Equinix, Inc.	3.6%
Simon Property Group, Inc.	3.4%
Essex Property Trust, Inc.	3.1%
UDR, Inc.	2.9%
Equity LifeStyle Properties, Inc.	2.7%
VICI Properties, Inc.	2.7%
Geographic Breakdown (%)1
Sector Breakdown2
1	Represents percent of total investments.
2	Represents percent of total net assets.
Brookfield Global Listed Real Estate Fund	PAGE 2	TSR_SAR_112740204

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://brookfield.onlineprospectus.net/Brookfield/funds
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brookfield Public Securities Group LLC documents not be householded, please contact Brookfield Public Securities Group LLC at 855-244-4859, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Brookfield Public Securities Group LLC or your financial intermediary.
Brookfield Global Listed Real Estate Fund	PAGE 3	TSR_SAR_112740204

Brookfield Global Listed Real Estate Fund
Class I | BLRYX
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the Brookfield Global Listed Real Estate Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.brookfieldoaktree.com/fund/brookfield-global-listed-real-estate-fund. You can also request this information by contacting us at 855-244-4859.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$46	0.95%
HOW DID THE FUND PERFORM AND WHAT AFFECTED ITS PERFORMANCE?
For the 6-month period ended June 30, 2024, the Fund underperformed its benchmark, the FTSE EPRA Nareit Developed Index Net (USD).
WHAT FACTORS INFLUENCED PERFORMANCE
Singapore was the leading regional contributor to relative performance. Outperformance was driven by not owning underperforming securities across property types during the period. Within the U.S., the net lease sector was the leading contributor to relative performance. Overweight positions to retail-focused landlords outperformed.
Overall, the U.S. was the leading detractor from relative performance. Relative underperformance was primarily due to underweight positions to regional malls, which outperformed early in the year. The U.K. was also a regional detractor. Overweight positions in student housing and office landlords lagged during the period.
POSITIONING
In the U.S., we maintain a preference for needs-based real estate, which includes residential, health care and select retail assets. We have increased exposure to Europe and have a favorable view broadly, particularly among residential, retail and specialty landlords in continental Europe. In Asia Pacific, we believe Japanese property values may benefit as some private investors indicated they’re likely to deploy meaningful amounts of capital in the region over the next several years.

Top Contributors
↑	U.S. Net Lease
↑	Singapore
↑	Australia

Top Detractors
↓	U.S. Retail
↓	U.K.
↓	Japan
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
Brookfield Global Listed Real Estate Fund	PAGE 1	TSR_SAR_112740303

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I (without sales charge)	1.11	-1.48	1.64
MSCI THE WORLD INDEX Gross (USD)	20.75	12.32	9.73
FTSE EPRA/NAREIT Developed Net TR	4.54	-0.69	2.04
Visit https://www.brookfieldoaktree.com/fund/brookfield-global-listed-real-estate-fund for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$209,569,325
Number of Portfolio Holdings	56
Portfolio Turnover	73%
Total Advisory Fees Paid	$904,678
Visit https://www.brookfieldoaktree.com/fund/brookfield-global-listed-real-estate-fund for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)

Top 10 Holdings	(%)[1]
Prologis, Inc.	7.5%
Extra Space Storage, Inc.	3.9%
Welltower, Inc.	3.8%
Digital Realty Trust, Inc.	3.7%
Equinix, Inc.	3.6%
Simon Property Group, Inc.	3.4%
Essex Property Trust, Inc.	3.1%
UDR, Inc.	2.9%
Equity LifeStyle Properties, Inc.	2.7%
VICI Properties, Inc.	2.7%
Geographic Breakdown (%)1
Sector Breakdown2
1	Represents percent of total investments.
2	Represents percent of total net assets.
Brookfield Global Listed Real Estate Fund	PAGE 2	TSR_SAR_112740303

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://brookfield.onlineprospectus.net/Brookfield/funds
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brookfield Public Securities Group LLC documents not be householded, please contact Brookfield Public Securities Group LLC at 855-244-4859, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Brookfield Public Securities Group LLC or your financial intermediary.
Brookfield Global Listed Real Estate Fund	PAGE 3	TSR_SAR_112740303

Brookfield Global Renewables & Sustainable Infrastructure Fund
Class I | GRSIX
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the Brookfield Global Renewables & Sustainable Infrastructure Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.brookfieldoaktree.com/fund/brookfield-global-renewables-sustainable-infrastructure-fund. You can also request this information by contacting us at 855-244-4859.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$49	1.00%
HOW DID THE FUND PERFORM AND WHAT AFFECTED ITS PERFORMANCE?
For the six-month period ended June 30, 2024, the Fund underperformed the MSCI World Net Index (USD).
WHAT FACTORS INFLUENCED PERFORMANCE
Top contributors included:
Clean Technology: Positions in manufacturers of commercial and residential heating, ventilation, and air conditioning (HVAC) systems contributed positively during the period. A position in a smart meter solutions company also contributed positively.
Water & Waste Infrastructure: Positions in waste management companies continued to rally, following strong performance in 2023.
Detractors included:
Renewable Power & Infrastructure: Underperformance among non-U.S. power producers detracted from returns during the period.
POSITIONING
Thus far in 2024 we have seen sentiment toward listed renewables and sustainable infrastructure continue to fluctuate in response to the outlook for interest rates. Overall, however, we believe the fundamental outlook continues to set up well for returns over the next several years. Input costs continue to decline and global renewable power capacity growth continues to set records. We continue to highlight the importance of diversity within the renewables and sustainable infrastructure universe. Beyond “pure-play” renewables companies like power generators, wind turbines and solar panels, the universe includes waste management companies tied to the concept of a circular economy. We believe these companies have shown their ability to provide diversification to a renewables portfolio.

Top Contributors
↑	Water & Waste Infrastructure (Infrastructure-Like)
↑	Clean Technology
↑	Water & Waste Infrastructure (Broader value chain)

Top Detractors
↓	Renewable Power & Infrastructure (Infrastructure-Like)
↓	Renewable Power & Infrastructure (Broader value chain)
↓	Other Sustainable Infrastructure
Brookfield Global Renewables & Sustainable Infrastructure Fund	PAGE 1	TSR_SAR_112740519

HOW DID THE FUND PERFORM SINCE INCEPTION?*,1
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (10/01/2019)
Class I (without sales charge)	-4.10	6.34
MSCI THE WORLD INDEX Gross (USD)	20.75	13.10
Visit https://www.brookfieldoaktree.com/fund/brookfield-global-renewables-sustainable-infrastructure-fund for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
1	On February 4, 2022, the Fund acquired all of the assets, subject to liabilities, of Brookfield Global Renewables & Sustainable Infrastructure LP (the “Predecessor Fund”) through a tax-free reorganization (the “Reorganization”). In connection with the Reorganization, shares of the Predecessor Fund were exchanged for Class I Shares of the Fund. As a result of the Reorganization, the Fund’s Class I Shares adopted the Predecessor Fund’s performance and accounting history. Prior to February 4, 2022, the performance information quoted reflects the performance information from the inception date of the Predecessor Fund (October 1, 2019). The Predecessor Fund’s past performance is not an indication of how the Fund will perform in the future. The MSCI World Index references the Predecessor Fund’s inception date.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$45,727,464
Number of Portfolio Holdings	33
Portfolio Turnover	30%
Total Advisory Fees Paid	$97,831
Visit https://www.brookfieldoaktree.com/fund/brookfield-global-renewables-sustainable-infrastructure-fund for more recent performance information.
Brookfield Global Renewables & Sustainable Infrastructure Fund	PAGE 2	TSR_SAR_112740519

WHAT DID THE FUND INVEST IN? (as of June 30, 2024)

Top 10 Holdings	(%)[1]
Enel SpA	5.8%
Iberdrola SA	5.3%
CMS Energy Corp.	4.6%
Public Service Enterprise Group, Inc.	4.5%
NextEra Energy, Inc.	4.3%
Waste Connections, Inc.	4.1%
Boralex, Inc.	4.0%
American Water Works Company, Inc.	3.9%
E.ON SE	3.8%
Redeia Corp. SA	3.5%
Geographic Breakdown (%)1
Sector Breakdown2
1	Represents percent of total investments.
2	Represents percent of total net assets.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://brookfield.onlineprospectus.net/Brookfield/funds
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brookfield Public Securities Group LLC documents not be householded, please contact Brookfield Public Securities Group LLC at 855-244-4859, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Brookfield Public Securities Group LLC or your financial intermediary.
Brookfield Global Renewables & Sustainable Infrastructure Fund	PAGE 3	TSR_SAR_112740519

Oaktree Emerging Markets Equity Fund
Class A | OEQAX
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the Oaktree Emerging Markets Equity Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.brookfieldoaktree.com/fund/oaktree-emerging-markets-equity-fund. You can also request this information by contacting us at 855-244-4859.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$60	1.22%
HOW DID THE FUND PERFORM AND WHAT AFFECTED ITS PERFORMANCE?
For the 6-month period ended June 30, 2024, the Fund underperformed its benchmark, the MSCI Emerging Markets Index.
WHAT FACTORS INFLUENCED PERFORMANCE
Our underperformance during the period was mostly attributable to our stock selection in China and Brazil, combined with our overweight allocation to Brazil. Meanwhile, our selection in Taiwan had the largest positive impact on our performance.
At the sector level, our stock selection in materials contributed the most to our performance, while our selection in consumer discretionary was the biggest detractor.
POSITIONING
Our largest overweights by country are China and Brazil, while India and Taiwan are our largest underweights. At the sector level, the portfolio is overweight materials, consumer discretionary, and energy, and is underweight information technology and health care.
We have adjusted the make-up of our China portfolio, adding higher-quality names that have recently become attractive. We also added some India exposure, largely still looking at infrastructure-related names given the need for public spending. South Africa was an area where we saw volatility into the elections, but the results positively surprised the market. We identified a short list of quality companies early on that we would buy should a better-than-expected outcome occur, and we were able to act quickly.

Top Contributors
↑	Taiwan Selection
↑	Materials Selection

Top Detractors
↓	China Selection
↓	Brazil Selection & Overweight
↓	Consumer Discretionary Selection
PERFORMANCE
The Fund posted a small loss for the reported period as our selection and positioning in China and Brazil provided the biggest overhang.
Oaktree Emerging Markets Equity Fund	PAGE 1	TSR_SAR_112740568

HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (05/16/2022)
Class A (without sales charge)	-0.56	2.28
Class A (with sales charge)	-5.31	-0.06
MSCI EM (EMERGING MARKETS) Net (USD)	12.55	6.65
Visit https://www.brookfieldoaktree.com/fund/oaktree-emerging-markets-equity-fund for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$261,564,871
Number of Portfolio Holdings	81
Portfolio Turnover	62%
Total Advisory Fees Paid	$871,262
Visit https://www.brookfieldoaktree.com/fund/oaktree-emerging-markets-equity-fund for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)

Top 10 Holdings	(%)[1]
Taiwan Semiconductor Manufacturing Co. Ltd.	8.6%
Tencent Holdings Ltd.	6.0%
Anglogold Ashanti PLC	3.9%
Alibaba Group Holding Ltd.	3.7%
iShares MSCI India ETF	3.5%
Samsung Electronics Co. Ltd.	3.4%
Vale SA	2.9%
Freeport-McMoRan, Inc.	2.9%
KB Financial Group, Inc.	2.6%
Aluminum Corp. of China Ltd.	2.3%
Geographic Breakdown (%)1
1	Represents percent of total investments.
Oaktree Emerging Markets Equity Fund	PAGE 2	TSR_SAR_112740568

Changes to Shareholder Fees (fees paid directly from your investment).
Effective January 24, 2024, Oaktree Fund Advisors, LLC (the “Adviser”), contractually agreed to reduce the Fund’s annual expense cap by 0.15% for each share class to 1.20% for Class A Shares, 1.95% for Class C Shares, and 0.95% for Class I Shares. Prior to January 24, 2024, the Fund’s annual expense cap was 1.35% for Class A Shares, 2.10% for Class C Shares, and 1.10% for Class I Shares.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://brookfield.onlineprospectus.net/Brookfield/funds
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brookfield Public Securities Group LLC documents not be householded, please contact Brookfield Public Securities Group LLC at 855-244-4859, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Brookfield Public Securities Group LLC or your financial intermediary.
Oaktree Emerging Markets Equity Fund	PAGE 3	TSR_SAR_112740568

Oaktree Emerging Markets Equity Fund
Class I | OEQIX
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the Oaktree Emerging Markets Equity Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.brookfieldoaktree.com/fund/oaktree-emerging-markets-equity-fund. You can also request this information by contacting us at 855-244-4859.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$48	0.97%
HOW DID THE FUND PERFORM AND WHAT AFFECTED ITS PERFORMANCE?
For the 6-month period ended June 30, 2024, the Fund underperformed its benchmark, the MSCI Emerging Markets Index.
WHAT FACTORS INFLUENCED PERFORMANCE
Our underperformance during the period was mostly attributable to our stock selection in China and Brazil, combined with our overweight allocation to Brazil. Meanwhile, our selection in Taiwan had the largest positive impact on our performance.
At the sector level, our stock selection in materials contributed the most to our performance, while our selection in consumer discretionary was the biggest detractor.
POSITIONING
Our largest overweights by country are China and Brazil, while India and Taiwan are our largest underweights. At the sector level, the portfolio is overweight materials, consumer discretionary, and energy, and is underweight information technology and health care.
We have adjusted the make-up of our China portfolio, adding higher-quality names that have recently become attractive. We also added some India exposure, largely still looking at infrastructure-related names given the need for public spending. South Africa was an area where we saw volatility into the elections, but the results positively surprised the market. We identified a short list of quality companies early on that we would buy should a better-than-expected outcome occur, and we were able to act quickly.

Top Contributors
↑	Taiwan Selection
↑	Materials Selection

Top Detractors
↓	China Selection
↓	Brazil Selection & Overweight
↓	Consumer Discretionary Selection
PERFORMANCE
The Fund posted a small loss for the reported period as our selection and positioning in China and Brazil provided the biggest overhang.
Oaktree Emerging Markets Equity Fund	PAGE 1	TSR_SAR_112740543

HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (06/03/2021)
Class I (without sales charge)	-0.31	-6.99
MSCI EM (EMERGING MARKETS) Net (USD)	12.55	-5.07
Visit https://www.brookfieldoaktree.com/fund/oaktree-emerging-markets-equity-fund for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$261,564,871
Number of Portfolio Holdings	81
Portfolio Turnover	62%
Total Advisory Fees Paid	$871,262
Visit https://www.brookfieldoaktree.com/fund/oaktree-emerging-markets-equity-fund for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)

Top 10 Holdings	(%)[1]
Taiwan Semiconductor Manufacturing Co. Ltd.	8.6%
Tencent Holdings Ltd.	6.0%
Anglogold Ashanti PLC	3.9%
Alibaba Group Holding Ltd.	3.7%
iShares MSCI India ETF	3.5%
Samsung Electronics Co. Ltd.	3.4%
Vale SA	2.9%
Freeport-McMoRan, Inc.	2.9%
KB Financial Group, Inc.	2.6%
Aluminum Corp. of China Ltd.	2.3%
Geographic Breakdown (%)1
1	Represents percent of total investments.
Oaktree Emerging Markets Equity Fund	PAGE 2	TSR_SAR_112740543

Changes to Shareholder Fees (fees paid directly from your investment).
Effective January 24, 2024, Oaktree Fund Advisors, LLC (the “Adviser”), contractually agreed to reduce the Fund’s annual expense cap by 0.15% for each share class to 1.20% for Class A Shares, 1.95% for Class C Shares, and 0.95% for Class I Shares. Prior to January 24, 2024, the Fund’s annual expense cap was 1.35% for Class A Shares, 2.10% for Class C Shares, and 1.10% for Class I Shares.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://brookfield.onlineprospectus.net/Brookfield/funds
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brookfield Public Securities Group LLC documents not be householded, please contact Brookfield Public Securities Group LLC at 855-244-4859, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Brookfield Public Securities Group LLC or your financial intermediary.
Oaktree Emerging Markets Equity Fund	PAGE 3	TSR_SAR_112740543

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7(a) of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Brookfield

Financial Statements and Other Important Information

For the six months ended June 30, 2024

BROOKFIELD GLOBAL LISTED INFRASTRUCTURE FUND
Schedule of Investments
June 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS — 97.0%
AUSTRALIA — 4.7%
Toll Roads — 4.7%
Transurban Group	1,689,733	$ 13,936,162
Total AUSTRALIA		13,936,162
BRAZIL — 2.9%
Electricity Transmission & Distribution — 1.4%
Equatorial Energia SA	778,681	4,269,436
Rail — 1.5%
Rumo SA	1,183,813	4,373,041
Total BRAZIL		8,642,477
CANADA — 6.0%
Midstream — 4.1%
AltaGas Ltd.	225,656	5,098,518
TC Energy Corp.	186,003	7,050,996
Total Midstream		12,149,514
Rail — 1.9%
Canadian Pacific Kansas City Ltd.	70,025	5,514,779
Total CANADA		17,664,293
CHINA — 3.1%
Gas Utilities — 3.1%
China Resources Gas Group Ltd.	1,511,557	5,291,927
ENN Energy Holdings Ltd.	451,615	3,720,095
Total Gas Utilities		9,012,022
Total CHINA		9,012,022
DENMARK — 0.9%
Integrated Utilities/Renewables — 0.9%
Orsted A/S(a)(b)	49,887	2,650,070
Total DENMARK		2,650,070
GERMANY — 1.9%
Integrated Utilities/Renewables — 1.9%
RWE AG	162,454	5,573,042
Total GERMANY		5,573,042
HONG KONG — 1.7%
Integrated Utilities/Renewables — 1.7%
CLP Holdings Ltd.	612,169	4,951,295
Total HONG KONG		4,951,295
JAPAN — 3.4%
Airports — 1.6%
Japan Airport Terminal Co. Ltd.	137,740	4,709,428

The accompanying notes are an integral part of these financial statements.

1

BROOKFIELD GLOBAL LISTED INFRASTRUCTURE FUND
Schedule of Investments
June 30, 2024 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS (Continued)
JAPAN (Continued)
Rail — 1.8%
East Japan Railway Co.	324,763	$ 5,407,193
Total JAPAN		10,116,621
MEXICO — 1.9%
Airports — 1.9%
Grupo Aeroportuario del Pacifico SAB de CV	357,805	5,623,181
Total MEXICO		5,623,181
NETHERLANDS — 2.1%
Midstream — 1.0%
Koninklijke Vopak NV	73,588	3,057,298
Toll Roads — 1.1%
Ferrovial SE	80,478	3,126,400
Total NETHERLANDS		6,183,698
NEW ZEALAND — 2.0%
Airports — 2.0%
Auckland International Airport Ltd.	1,287,490	5,983,511
Total NEW ZEALAND		5,983,511
SPAIN — 6.9%
Airports — 2.8%
Aena SME SA(b)	40,341	8,168,942
Electricity Transmission & Distribution — 1.2%
Redeia Corp. SA	213,098	3,726,322
Toll Roads — 0.8%
Sacyr SA	646,895	2,281,273
Towers — 2.1%
Cellnex Telecom SA(b)	195,156	6,347,348
Total SPAIN		20,523,885
UNITED KINGDOM — 5.6%
Electricity Transmission & Distribution — 3.1%
National Grid PLC	811,456	9,060,793
Water — 2.5%
Pennon Group PLC	449,224	3,261,757
Severn Trent PLC	135,543	4,079,735
Total Water		7,341,492
Total UNITED KINGDOM		16,402,285
UNITED STATES — 53.9%
Electricity Transmission & Distribution — 12.4%
CenterPoint Energy, Inc.	263,245	8,155,330

The accompanying notes are an integral part of these financial statements.

2

BROOKFIELD GLOBAL LISTED INFRASTRUCTURE FUND
Schedule of Investments
June 30, 2024 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS (Continued)
UNITED STATES (Continued)
Eversource Energy	139,308	$7,900,156
PG&E Corp.	475,893	8,309,092
Sempra	160,966	12,243,074
Total Electricity Transmission & Distribution		36,607,652
Gas Utilities — 2.8%
NiSource, Inc.	284,517	8,196,935
Integrated Utilities/Renewables — 23.1%
CMS Energy Corp.	130,197	7,750,628
Duke Energy Corp.	138,956	13,927,560
Entergy Corp.	79,187	8,473,009
NextEra Energy, Inc.	328,879	23,287,922
Public Service Enterprise Group, Inc.	117,570	8,664,909
Xcel Energy, Inc.	115,830	6,186,480
Total Integrated Utilities/Renewables		68,290,508
Midstream — 7.8%
Cheniere Energy, Inc.	53,633	9,376,657
Targa Resources Corp.	53,842	6,933,773
Williams Cos., Inc./The	158,451	6,734,168
Total Midstream		23,044,598
Rail — 2.0%
CSX Corp.	182,778	6,113,924
Towers — 5.8%
Crown Castle, Inc.	109,344	10,682,909
SBA Communications Corp.	33,321	6,540,912
Total Towers		17,223,821
Total UNITED STATES		159,477,438
TOTAL COMMON STOCKS (Cost $271,204,020)		286,739,980
Total Investments — 97.0% (Cost $271,204,020)		286,739,980
Other Assets in Excess of Liabilities — 3.0%		8,954,466
TOTAL NET ASSETS — 100.0%		$295,694,446

The following notes should be read in conjunction with the accompanying Schedule of Investments.
(a)	Non-income producing security.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.  As of June 30, 2024, the total value of all such securities was $17,166,360 or 5.8% of net assets.

Abbreviations:
PLC  Public Limited Company
The accompanying notes are an integral part of these financial statements.

3

BROOKFIELD GLOBAL LISTED REAL ESTATE FUND
Schedule of Investments
June 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS — 100.2%
AUSTRALIA — 5.0%
Diversified — 4.0%
Charter Hall Group	186,626	$ 1,387,749
GPT Group	1,667,910	4,446,935
Stockland	896,237	2,482,365
Total Diversified		8,317,049
Industrial — 1.0%
Goodman Group	89,027	2,053,838
Total AUSTRALIA		10,370,887
CANADA — 1.3%
Residential — 1.3%
Boardwalk Real Estate Investment Trust	21,683	1,117,078
InterRent Real Estate Investment Trust	183,537	1,597,840
Total Residential		2,714,918
Total CANADA		2,714,918
FRANCE — 3.2%
Office — 1.2%
Gecina SA	27,177	2,508,743
Retail — 2.0%
Unibail-Rodamco-Westfield	54,245	4,286,825
Total FRANCE		6,795,568
GERMANY — 2.5%
Residential — 2.5%
TAG Immobilien AG(a)	111,658	1,632,031
Vonovia SE	127,096	3,616,951
Total Residential		5,248,982
Total GERMANY		5,248,982
HONG KONG — 2.9%
Diversified — 1.8%
Sun Hung Kai Properties Ltd.	440,257	3,814,626
Office — 1.1%
Hongkong Land Holdings Ltd.	677,500	2,182,758
Total HONG KONG		5,997,384
JAPAN — 9.7%
Diversified — 2.1%
Activia Properties, Inc.	1,040	2,355,981
Star Asia Investment Corp.	1,496	555,767
Tokyu Fudosan Holdings Corp.	229,610	1,541,263
Total Diversified		4,453,011

The accompanying notes are an integral part of these financial statements.

4

BROOKFIELD GLOBAL LISTED REAL ESTATE FUND
Schedule of Investments
June 30, 2024 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS (Continued)
JAPAN (Continued)
Hotel — 1.0%
Invincible Investment Corp.	5,175	$ 2,103,429
Industrial — 0.8%
Mitsubishi Estate Logistics REIT Investment Corp.	705	1,671,759
Office — 4.4%
KDX Realty Investment Corp.	1,070	1,048,579
Mitsubishi Estate Co. Ltd.	161,152	2,537,083
Mitsui Fudosan Company Ltd.	611,001	5,623,603
Total Office		9,209,265
Residential — 1.4%
Comforia Residential REIT, Inc.	1,440	2,847,434
Total JAPAN		20,284,898
NETHERLANDS — 1.8%
Industrial — 1.5%
CTP NV(b)	186,383	3,180,541
Retail — 0.3%
Eurocommercial Properties NV	25,291	610,206
Total NETHERLANDS		3,790,747
SINGAPORE — 3.1%
Data Centers — 0.9%
Keppel DC REIT	1,441,434	1,910,997
Diversified — 2.2%
CapitaLand Integrated Commercial Trust	3,127,200	4,553,044
Total SINGAPORE		6,464,041
SWEDEN — 1.0%
Residential — 1.0%
Fastighets AB Balder(a)	317,059	2,176,506
Total SWEDEN		2,176,506
UNITED KINGDOM — 5.3%
Industrial — 3.0%
Segro PLC	327,214	3,702,131
Tritax Big Box REIT PLC	1,280,396	2,503,424
Total Industrial		6,205,555
Residential — 1.2%
UNITE Group PLC	228,424	2,576,912
Retail — 1.1%
Shaftesbury Capital PLC	1,320,455	2,309,319
Total UNITED KINGDOM		11,091,786

The accompanying notes are an integral part of these financial statements.

5

BROOKFIELD GLOBAL LISTED REAL ESTATE FUND
Schedule of Investments
June 30, 2024 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS (Continued)
UNITED STATES — 64.4%
Data Centers — 7.3%
Digital Realty Trust, Inc.	51,251	$ 7,792,714
Equinix, Inc.	10,028	7,587,185
Total Data Centers		15,379,899
Health Care — 9.5%
CareTrust REIT, Inc.	141,456	3,550,546
Omega Healthcare Investors, Inc.	126,605	4,336,221
Ventas, Inc.	77,783	3,987,157
Welltower, Inc.	76,609	7,986,488
Total Health Care		19,860,412
Hotel — 0.6%
DiamondRock Hospitality Co.	147,094	1,242,944
Industrial — 7.5%
Prologis, Inc.	139,676	15,687,011
Net Lease — 9.0%
Agree Realty Corp.	84,696	5,246,070
Essential Properties Realty Trust, Inc.	204,739	5,673,318
NETSTREIT Corp.	135,437	2,180,536
VICI Properties, Inc.	198,519	5,685,584
Total Net Lease		18,785,508
Office — 2.4%
BXP, Inc.	48,029	2,956,665
Cousins Properties, Inc.	90,527	2,095,700
Total Office		5,052,365
Residential — 12.3%
American Homes 4 Rent	130,483	4,848,748
Equity LifeStyle Properties, Inc.	88,732	5,779,115
Essex Property Trust, Inc.	23,881	6,500,408
Mid-America Apartment Communities, Inc.	18,854	2,688,769
UDR, Inc.	146,783	6,040,121
Total Residential		25,857,161
Retail — 8.8%
Kite Realty Group Trust	183,345	4,103,261
Regency Centers Corp.	76,171	4,737,836
Simon Property Group, Inc.	47,124	7,153,423
Tanger, Inc.	86,511	2,345,314
Total Retail		18,339,834

The accompanying notes are an integral part of these financial statements.

6

BROOKFIELD GLOBAL LISTED REAL ESTATE FUND
Schedule of Investments
June 30, 2024 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS (Continued)
UNITED STATES (Continued)
Self Storage — 5.8%
Extra Space Storage, Inc.	52,915	$8,223,520
Public Storage	13,615	3,916,355
Total Self Storage		12,139,875
Specialty — 1.2%
Iron Mountain, Inc.	29,190	2,616,008
Total UNITED STATES		134,961,017
TOTAL COMMON STOCKS (Cost $190,264,599)		209,896,734
Total Investments — 100.2% (Cost $190,264,599)		209,896,734
Liabilities in Excess of Other Assets — (0.2)%		(327,409)
TOTAL NET ASSETS — 100.0%		$209,569,325

The following notes should be read in conjunction with the accompanying Schedule of Investments.
(a)	Non-income producing security.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.  As of June 30, 2024, the total value of all such securities was $3,180,541 or 1.5% of net assets.

Abbreviations:
PLC  Public Limited Company
REIT  Real Estate Investment Trust
The accompanying notes are an integral part of these financial statements.

7

BROOKFIELD GLOBAL RENEWABLES & SUSTAINABLE INFRASTRUCTURE FUND
Schedule of Investments
June 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS — 99.1%
BRAZIL — 4.5%
Renewable Power & Infrastructure — 4.5%
Equatorial Energia SA	179,523	$984,308
Serena Energia SA(a)	662,772	1,049,271
Total Renewable Power & Infrastructure		2,033,579
TOTAL BRAZIL		2,033,579
CANADA — 5.8%
Renewable Power & Infrastructure — 5.8%
Boralex, Inc.	74,513	1,825,175
Fortis, Inc.	20,936	813,689
Total Renewable Power & Infrastructure		2,638,864
TOTAL CANADA		2,638,864
DENMARK — 2.9%
Renewable Power & Infrastructure — 2.9%
Orsted A/S(a)(b)	11,810	627,365
Vestas Wind Systems A/S(a)	30,816	714,560
Total Renewable Power & Infrastructure		1,341,925
TOTAL DENMARK		1,341,925
FRANCE — 5.7%
Clean Technology — 2.9%
Nexans SA	11,989	1,319,487
Water & Waste Infrastructure — 2.8%
Veolia Environnement SA	43,275	1,296,210
TOTAL FRANCE		2,615,697
GERMANY — 3.8%
Renewable Power & Infrastructure — 3.8%
E.ON SE	132,585	1,742,524
TOTAL GERMANY		1,742,524
ITALY — 5.7%
Renewable Power & Infrastructure — 5.7%
Enel SpA	378,204	2,624,280
TOTAL ITALY		2,624,280
NEW ZEALAND — 2.8%
Renewable Power & Infrastructure — 2.8%
Mercury NZ Ltd.	314,377	1,257,110
TOTAL NEW ZEALAND		1,257,110

The accompanying notes are an integral part of these financial statements.

8

BROOKFIELD GLOBAL RENEWABLES & SUSTAINABLE INFRASTRUCTURE FUND
Schedule of Investments
June 30, 2024 (Unaudited)(Continued)

	Shares	Value
COMMON STOCK (Continued)
SPAIN — 11.3%
Renewable Power & Infrastructure — 11.3%
EDP Renovaveis SA	85,818	$1,199,155
Iberdrola SA	185,018	2,400,595
Redeia Corp. SA	89,960	1,573,079
Total Renewable Power & Infrastructure		5,172,829
TOTAL SPAIN		5,172,829
UNITED KINGDOM — 8.4%
Renewable Power & Infrastructure — 5.6%
National Grid PLC	126,911	1,417,100
SSE PLC	51,864	1,171,271
Total Renewable Power & Infrastructure		2,588,371
Water & Waste Infrastructure — 2.8%
Severn Trent PLC	42,009	1,264,437
TOTAL UNITED KINGDOM		3,852,808
UNITED STATES — 48.2%
Clean Technology — 7.7%
Carrier Global Corp.	23,905	1,507,927
Itron, Inc.(a)	9,710	960,902
Trane Technologies PLC	3,235	1,064,089
Total Clean Technology		3,532,918
Other Sustainable Infrastructure — 2.0%
Crown Castle, Inc.	9,280	906,656
Renewable Power & Infrastructure — 22.1%
Clearway Energy, Inc.	34,594	854,126
CMS Energy Corp.	35,524	2,114,744
Eversource Energy	26,275	1,490,055
First Solar, Inc.(a)	3,211	723,952
NextEra Energy, Inc.	27,818	1,969,792
NEXTracker, Inc.(a)	19,450	911,816
Public Service Enterprise Group, Inc.	27,518	2,028,077
Total Renewable Power & Infrastructure		10,092,562
Water & Waste Infrastructure — 16.4%
American Water Works Company, Inc.	13,744	1,775,175
Republic Services, Inc.	7,539	1,465,129
Waste Connections, Inc.	10,609	1,861,393
Waste Management, Inc.	7,076	1,509,594

The accompanying notes are an integral part of these financial statements.

9

BROOKFIELD GLOBAL RENEWABLES & SUSTAINABLE INFRASTRUCTURE FUND
Schedule of Investments
June 30, 2024 (Unaudited)(Continued)

	Shares	Value
COMMON STOCK (Continued)
Xylem, Inc.	6,726	$912,247
Total Water & Waste Infrastructure		7,523,538
TOTAL UNITED STATES		22,055,674
TOTAL COMMON STOCKS (Cost $44,356,552)		45,335,290
Total Investments — 99.1% (Cost $44,356,552)		45,335,290
Other Assets in Excess of Liabilities — 0.9%		392,174
TOTAL NET ASSETS — 100.0%		$45,727,464

The following notes should be read in conjunction with the accompanying Schedule of Investments.
(a)	Non-income producing security.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. As of June 30, 2024, the total value of all such securities was $627,365 or 1.4% of net assets.

Abbreviations:
PLC  Public Limited Company
The accompanying notes are an integral part of these financial statements.

10

Statements of Assets and Liabilities
June 30, 2024 (Unaudited)

	Infrastructure Fund	Global Real Estate Fund	Renewables Fund(1)
Assets:
Investments in securities, at value (Note 2)	$286,739,980	$209,896,734	$45,335,290
Cash	7,872,491	531,897	239,390
Dividends and interest receivable	1,459,799	1,002,706	189,217
Receivable for investments sold	—	2,923,810	—
Receivable for fund shares sold	25,079	1,025	—
Prepaid expenses	34,742	30,361	25,406
Total assets	296,132,091	214,386,533	45,789,303
Liabilities:
Payable for investments purchased	—	3,408,687	—
Payable for fund shares purchased	17,848	1,057,130	—
Investment advisory fees payable, net (Note 3)	188,722	108,351	17,621
Distribution fees payable	124,922	77,017	—
Accrued expenses	106,153	166,023	44,218
Total liabilities	437,645	4,817,208	61,839
NET ASSETS	$295,694,446	$209,569,325	$45,727,464
Composition of Net Assets:
Paid-in capital	283,922,854	333,871,987	47,603,909
Accumulated gains (losses)	11,771,592	(124,302,662)	(1,876,445)
Net assets applicable to capital shares outstanding	$295,694,446	$209,569,325	$45,727,464
Total Investments at cost	$271,204,020	$190,264,599	$44,356,552
Net Assets
Class A Shares - Net Assets	$5,505,498	$4,289,700	—
Shares outstanding	447,849	405,303	—
Net asset value and redemption price per share	$12.29	$10.58	—
Offering price per share based on a maximum sales charge of 4.75%	$12.90	$11.11	—
Class C Shares - Net Assets	$742,768	$909,420	—
Shares outstanding	61,262	86,325	—
Net asset value and redemption price per share	$12.12	$10.53	—
Class I Shares - Net Assets	$289,446,180	$204,370,205	$45,727,464
Shares outstanding	23,498,352	19,269,940	5,133,419
Net asset value and redemption price per share	$12.32	$10.61	$8.91

(1)	Currently, the Renewables Fund is only publicly offering Class I shares to investors.
The accompanying notes are an integral part of these financial statements.

11

Statements of Operations
For the Six Months Ended June 30, 2024 (Unaudited)

	Infrastructure Fund	Global Real Estate Fund	Renewables Fund
Investment Income:
Dividends and distributions (net of foreign withholding tax of $301,129, $235,033 and $58,529)	$4,644,007	$4,927,374	$748,004
Less return of capital distributions	(197,492)	(16,200)	(50,914)
Total investment income	4,446,515	4,911,174	697,090
Expenses:
Investment advisory fees (Note 3)	1,052,518	1,050,102	185,767
Distribution fees - Class A	7,088	5,650	—
Distribution fees - Class C	4,122	5,228	—
Fund accounting and sub-administration fees	68,960	97,772	17,973
Transfer agent fees	63,745	95,311	4,198
Trustees’ fees	32,679	40,497	16,861
Audit and tax services	24,484	23,137	24,484
Registration fees	23,358	24,459	23,360
Custodian fees	22,369	27,597	10,334
Miscellaneous	15,049	21,607	9,424
Legal fees	13,614	20,755	6,485
Reports to shareholders	11,580	16,403	6,489
Insurance	10,811	18,887	1,108
Interest Expense	1,060	39,026	—
Total operating expenses	1,351,437	1,486,431	306,483
Less expenses waived by the investment adviser (Note 3)	(101,971)	(145,424)	(87,936)
Net expenses	1,249,466	1,341,007	218,547
Net Investment income	3,197,049	3,570,167	478,543
Net realized gain (loss) on:
Investments	804,466	2,531,163	(373,445)
Foreign currency transactions	(39,558)	(52,991)	(3,604)
Net realized gain (loss)	764,908	2,478,172	(377,049)
Net change in unrealized depreciation on:
Investments	(6,191,095)	(21,940,530)	(297,472)
Foreign currency translations	(6,023)	(4,584)	(1,112)
Net change in unrealized depreciation	(6,197,118)	(21,945,114)	(298,584)
Net realized and unrealized loss	(5,432,210)	(19,466,942)	(675,633)
Net decrease in net assets resulting from operations	$(2,235,161)	$(15,896,775)	$(197,090)

The accompanying notes are an integral part of these financial statements.

12

Statements of Changes in Net Assets

	Infrastructure Fund		Global Real Estate Fund
	For the Six Months Ended June 30, 2024 (Unaudited)	For the Year Ended December 31, 2023	For the Six Months Ended June 30, 2024 (Unaudited)	For the Year Ended December 31, 2023
Increase (Decrease) in Net Assets Resulting from Operations:
Net investment income	$3,197,049	$4,154,903	$3,570,167	$10,399,013
Net realized gain (loss)	764,908	20,853	2,478,172	(34,643,204)
Net change in unrealized appreciation (depreciation)	(6,197,118)	3,174,589	(21,945,114)	47,992,190
Net increase (decrease) in net assets resulting from operations	(2,235,161)	7,350,345	(15,896,775)	23,747,999
Distributions to Shareholders:
From distributable earnings:
Class A shares	(69,085)	(108,552)	(80,190)	(95,066)
Class C shares	(6,891)	(10,315)	(10,758)	(19,619)
Class I shares	(3,588,771)	(4,560,685)	(5,129,714)	(8,155,540)
Total distributions paid	(3,664,747)	(4,679,552)	(5,220,662)	(8,270,225)
Capital Share Transactions (Note 5):
Subscriptions	72,956,852	39,092,185	2,935,448	41,039,204
Reinvestment of distributions	3,391,919	4,262,006	4,185,594	6,758,641
Redemptions	(25,499,070)	(28,468,486)	(137,302,547)	(140,536,693)
Net increase (decrease) in net assets from capital share transactions	50,849,701	14,885,705	(130,181,505)	(92,738,848)
Total increase (decrease) in net assets	44,949,793	17,556,498	(151,298,942)	(77,261,074)
Net Assets:
Beginning of period	250,744,653	233,188,155	360,868,267	438,129,341
End of period	$295,694,446	$250,744,653	$209,569,325	$360,868,267

The accompanying notes are an integral part of these financial statements.

13

Statements of Changes in Net Assets(Continued)

	Renewables Fund
	For the Six Months Ended June 30, 2024 (Unaudited)	For the Year Ended December 31, 2023
Increase (Decrease) in Net Assets Resulting from Operations:
Net investment income	$478,543	$291,909
Net realized loss	(377,049)	(2,140,001)
Net change in unrealized appreciation (depreciation)	(298,584)	1,824,228
Net decrease in net assets resulting from operations	(197,090)	(23,864)
Distributions to Shareholders:
From distributable earnings:
Class I shares	(467,119)	(289,825)
Total distributions paid	(467,119)	(289,825)
Capital Share Transactions (Note 5):
Subscriptions	10,789,000	19,661,793
Reinvestment of distributions	417,881	212,712
Redemptions	(248,226)	(1,630,499)
Net increase in net assets from capital share transactions	10,958,655	18,244,006
Total increase in net assets	10,294,446	17,930,317
Net Assets:
Beginning of period	35,433,018	17,502,701
End of period	$45,727,464	$35,433,018

The accompanying notes are an integral part of these financial statements.

14

BROOKFIELD GLOBAL LISTED INFRASTRUCTURE FUND
Financial Highlights

	Per Share Operating Performance:										Ratios to Average Net Assets/Supplementary Data:
	Net asset value, beginning of period	Net investment income(1)	Net realized and change in unrealized gain (loss) on investment transactions	Net increase (decrease) in net asset value resulting from operations	Distributions from net investment income	Distributions from net realized gains	Return of capital distributions	Total distributions paid*	Net asset value, end of period	Total Investment Return†(2)	Net assets, end of period (000)	Gross operating expenses(3)	Net expenses, including fee waivers and reimbursement(3)	Net investment income(3)	Net investment income (loss), excluding the effect of fee waivers and reimbursement(3)	Portfolio turnover rate(2)
Class A:
June 30, 2024(4)	$12.49	0.13	(0.18)	(0.05)	(0.15)	—	—	(0.15)	$12.29	(0.38)%	$5,505	1.43%	1.25%	2.21%	2.03%	33%
December 31, 2023	$12.33	0.17	0.19	0.36	(0.18)	(0.02)	—	(0.20)	$12.49	2.99%	$6,047	1.43%	1.25%	1.41%	1.23%	52%
December 31, 2022	$13.97	0.15	(0.92)	(0.77)	(0.14)	(0.73)	—	(0.87)	$12.33	(5.61)%	$7,267	1.41%	1.25%	1.13%	0.97%	74%
December 31, 2021	$12.60	0.11	1.86	1.97	(0.35)	(0.25)	—	(0.60)	$13.97	15.90%	$7,698	1.37%	1.28%	0.85%	0.76%	62%
December 31, 2020	$13.55	0.11	(0.62)	(0.51)	—	—	(0.44)	(0.44)	$12.60	(3.42)%	$5,807	1.44%	1.35%	0.93%	0.84%	138%
December 31, 2019	$11.25	0.14	2.66	2.80	(0.29)	—	(0.21)	(0.50)	$13.55	25.06%	$7,313	1.43%	1.35%	1.09%	1.01%	82%
Class C:
June 30, 2024(4)	$12.32	0.08	(0.17)	(0.09)	(0.11)	—	—	(0.11)	$12.12	(0.76)%	$743	2.23%	2.00%	1.36%	1.13%	33%
December 31, 2023	$12.15	0.07	0.20	0.27	(0.08)	(0.02)	—	(0.10)	$12.32	2.25%	$955	2.28%	2.00%	0.58%	0.30%	52%
December 31, 2022	$13.78	0.04	(0.90)	(0.86)	(0.04)	(0.73)	—	(0.77)	$12.15	(6.35)%	$1,736	2.20%	2.00%	0.29%	0.09%	74%
December 31, 2021	$12.43	0.01	1.84	1.85	(0.25)	(0.25)	—	(0.50)	$13.78	15.06%	$3,462	2.11%	2.03%	0.07%	(0.01)%	62%
December 31, 2020	$13.37	0.02	(0.62)	(0.60)	—	—	(0.34)	(0.34)	$12.43	(4.19)%	$4,180	2.19%	2.10%	0.18%	0.09%	138%
December 31, 2019	$11.11	0.05	2.62	2.67	(0.24)	—	(0.17)	(0.41)	$13.37	24.13%	$7,780	2.18%	2.10%	0.37%	0.29%	82%
Class I (Note 1):
June 30, 2024(4)	$12.52	0.16	(0.19)	(0.03)	(0.17)	—	—	(0.17)	$12.32	(0.25)%	$289,446	1.08%	1.00%	2.59%	2.51%	33%
December 31, 2023	$12.35	0.21	0.19	0.40	(0.21)	(0.02)	—	(0.23)	$12.52	3.33%	$243,742	1.09%	1.00%	1.72%	1.63%	52%
December 31, 2022	$13.99	0.18	(0.91)	(0.73)	(0.18)	(0.73)	—	(0.91)	$12.35	(5.36)%	$224,185	1.06%	1.00%	1.30%	1.24%	74%
December 31, 2021	$12.62	0.18	1.83	2.01	(0.39)	(0.25)	—	(0.64)	$13.99	16.14%	$451,114	1.05%	1.01%	1.37%	1.33%	62%
December 31, 2020	$13.58	0.14	(0.63)	(0.49)	—	—	(0.47)	(0.47)	$12.62	(3.23)%	$75,004	1.19%	1.10%	1.18%	1.09%	138%
December 31, 2019	$11.27	0.17	2.68	2.85	(0.32)	—	(0.22)	(0.54)	$13.58	25.42%	$75,197	1.18%	1.10%	1.31%	1.23%	82%

*	Distributions determined in accordance with federal income tax regulations.
†
Total investment return is computed based upon the net asset value of the Fund’s shares and excludes the effects of sales charges or contingent deferred sales charges, if applicable. Distributions are assumed to be reinvested at the net asset value of the Class on the ex-date of the distribution.

(1)	Per share amounts presented are based on average shares outstanding throughout the period indicated.
(2)	Not annualized for periods less than one year.
(3)	Annualized for periods less than one year.
(4)	For the six months ended June 30, 2024 (Unaudited).
The accompanying notes are an integral part of these financial statements.

15

BROOKFIELD GLOBAL LISTED REAL ESTATE FUND
Financial Highlights

	Per Share Operating Performance:										Ratios to Average Net Assets/Supplementary Data:
	Net asset value, beginning of period	Net investment income(1)	Net realized and change in unrealized gain (loss) on investment transactions	Net increase (decrease) in net asset value resulting from operations	Distributions from net investment income	Distributions from net realized gains	Return of capital distributions	Total distributions paid*	Net asset value, end of period	Total Investment Return†(2)	Net assets, end of period (000)	Gross operating expenses(3)	Net expenses, including fee waivers and reimbursement(3)	Net investment income(3)	Net investment income, excluding the effect of fee waivers and reimbursement(3)	Portfolio turnover rate(2)
Class A:
June 30, 2024(4)	$11.28	0.13	(0.64)	(0.51)	(0.19)	—	—	(0.19)	$10.58	(4.52)%	$4,290	1.48%	1.20%	2.51%	2.23%	73%
December 31, 2023	$10.74	0.23	0.50	0.73	(0.19)	—	—	(0.19)	$11.28	6.87%	$4,953	1.39%	1.20%	2.18%	1.99%	91%
December 31, 2022	$14.05	0.20	(3.31)	(3.11)	(0.19)	—	(0.01)	(0.20)	$10.74	(22.21)%	$7,215	1.32%	1.20%	1.60%	1.48%	99%
December 31, 2021	$11.63	0.11	2.59	2.70	(0.28)	—	—	(0.28)	$14.05	23.42%	$14,140	1.27%	1.20%	0.84%	0.77%	65%
December 31, 2020	$13.51	0.18	(1.67)	(1.49)	(0.35)	(0.03)	(0.01)	(0.39)	$11.63	(10.60)%	$13,944	1.27%	1.20%	1.64%	1.57%	114%
December 31, 2019	$11.79	0.29	2.06	2.35	(0.60)	(0.03)	—	(0.63)	$13.51	20.09%	$11,332	1.23%	1.20%	2.15%	2.12%	83%
Class C:
June 30, 2024(4)	$11.19	0.09	(0.64)	(0.55)	(0.11)	—	—	(0.11)	$10.53	(4.88)%	$909	2.30%	1.95%	1.69%	1.34%	73%
December 31, 2023	$10.68	0.15	0.49	0.64	(0.13)	—	—	(0.13)	$11.19	6.11%	$1,241	2.13%	1.95%	1.43%	1.25%	91%
December 31, 2022	$13.98	0.10	(3.28)	(3.18)	(0.11)	—	(0.01)	(0.12)	$10.68	(22.78)%	$2,182	2.05%	1.95%	0.81%	0.71%	99%
December 31, 2021	$11.57	0.01	2.58	2.59	(0.18)	—	—	(0.18)	$13.98	22.53%	$5,024	2.01%	1.95%	0.09%	0.03%	65%
December 31, 2020	$13.42	0.10	(1.65)	(1.55)	(0.26)	(0.03)	(0.01)	(0.30)	$11.57	(11.25)%	$5,229	2.02%	1.95%	0.89%	0.83%	114%
December 31, 2019	$11.72	0.18	2.06	2.24	(0.51)	(0.03)	—	(0.54)	$13.42	19.19%	$11,160	1.98%	1.95%	1.36%	1.33%	83%
Class I (Note 1):
June 30, 2024(4)	$11.31	0.14	(0.63)	(0.49)	(0.21)	—	—	(0.21)	$10.61	(4.31)%	$204,370	1.05%	0.95%	2.55%	2.45%	73%
December 31, 2023	$10.77	0.27	0.48	0.75	(0.21)	—	—	(0.21)	$11.31	7.15%	$354,674	0.96%	0.95%	2.47%	2.46%	91%
December 31, 2022	$14.08	0.23	(3.32)	(3.09)	(0.21)	—	(0.01)	(0.22)	$10.77	(22.00)%	$428,733	0.95%	0.95%	1.90%	1.90%	99%
December 31, 2021	$11.65	0.15	2.60	2.75	(0.32)	—	—	(0.32)	$14.08	23.76%	$660,595	0.94%	0.95%	1.09%	1.10%	65%
December 31, 2020	$13.53	0.21	(1.67)	(1.46)	(0.38)	(0.03)	(0.01)	(0.42)	$11.65	(10.35)%	$352,509	1.02%	0.95%	1.89%	1.82%	114%
December 31, 2019	$11.80	0.30	2.09	2.39	(0.63)	(0.03)	—	(0.66)	$13.53	20.42%	$715,495	0.98%	0.95%	2.27%	2.24%	83%

*	Distributions determined in accordance with federal income tax regulations.
†
Total investment return is computed based upon the net asset value of the Fund’s shares and excludes the effects of sales charges or contingent deferred sales charges, if applicable. Distributions are assumed to be reinvested at the net asset value of the Class on the ex-date of the distribution.

(1)	Per share amounts presented are based on average shares outstanding throughout the period indicated.
(2)	Not annualized for periods less than one year.
(3)	Annualized for periods less than one year.
(4)	For the six months ended June 30, 2024 (Unaudited).
The accompanying notes are an integral part of these financial statements.

16

BROOKFIELD GLOBAL RENEWABLES & SUSTAINABLE INFRASTRUCTURE FUND
Financial Highlights

	Per Share Operating Performance:										Ratios to Average Net Assets/Supplementary Data:
	Net asset value, beginning of period	Net investment income(1)	Net realized and change in unrealized loss on investment transactions	Net decrease in net asset value resulting from operations	Distributions from net investment income	Distributions from net realized gains	Return of capital distributions	Total distributions paid*	Net asset value, end of period	Total Investment Return†(2)	Net assets, end of period (000)	Gross operating expenses(3)	Net expenses, including fee waivers and reimbursement(3)	Net investment income(3)	Net investment income (loss), excluding the effect of fee waivers and reimbursement(3)	Portfolio turnover rate(2)
Class I
June 30, 2024(4)	$9.14	0.10	(0.24)	(0.14)	(0.09)	—	—	(0.09)	$8.91	(1.52)%	$45,727	1.40%	1.00%	2.19%	1.79%	30%
December 31, 2023	$9.50	0.14	(0.36)	(0.22)	(0.14)	—	—	(0.14)	$9.14	(2.25)%	$35,433	2.32%	1.00%	1.53%	0.21%	61%
December 31, 2022(5)	$10.00	0.13	(0.51)	(0.38)	(0.12)	—	—	(0.12)	$9.50	(3.79)%	$17,503	5.00%	1.00%	1.46%	(2.54)%	62%

*	Distributions determined in accordance with federal income tax regulations.
†
Total investment return is computed based upon the net asset value of the Fund’s shares and excludes the effects of sales charges or contingent deferred sales charges, if applicable. Distributions are assumed to be reinvested at the net asset value of the Class on the ex-date of the distribution.

(1)	Per share amounts presented are based on average shares outstanding throughout the period indicated.
(2)	Not annualized for periods less than one year.
(3)	Annualized for periods less than one year.
(4)	For the six months ended June 30, 2024 (Unaudited).
(5)	For the Period February 5, 2022 (Commencement of Operations) through December 31, 2022.
The accompanying notes are an integral part of these financial statements.

17

Notes to Financial Statements
June 30, 2024 (Unaudited)
1. Organization
Brookfield Investment Funds (the “Trust”) was organized as a statutory trust under the laws of the State of Delaware on May 12, 2011. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently consists of five separate investment series referred to as Brookfield Global Listed Infrastructure Fund (the “Infrastructure Fund”), Brookfield Global Listed Real Estate Fund (the “Global Real Estate Fund”), Center Coast Brookfield Midstream Focus Fund (the “Focus Fund”), Oaktree Emerging Markets Equity Fund (the “Emerging Markets Fund”) and Brookfield Global Renewables & Sustainable Infrastructure Fund (the “Renewables Fund”) (each, a “Fund,” and collectively, the “Funds”), three of which are included in this report. The Infrastructure Fund, Global Real Estate Fund and Renewables Fund are each a diversified open-end management investment company.
On March 25, 2021, the Board of Trustees (the “Board”) of Brookfield Investment Funds, on behalf of the Fund, approved a proposal to close the Fund’s Class I Shares (the “Legacy Class I Shares”). Following the close of business on April 30, 2021, shareholders holding the Legacy Class I Shares had their shares automatically converted (the “Conversion”) into the Fund’s Class Y Shares (the “Legacy Class Y Shares”). Following the Conversion, the Fund’s Legacy Class Y Shares were renamed “Class I Shares” (the “Class I Shares”). As a result of the Conversion, the Fund’s new Class I Shares adopted the Legacy Class Y Shares’ performance and accounting history.
Each Fund currently has three classes of shares: Class A, Class C and Class I shares. Each class represents an interest in the same portfolio of assets and has identical voting, dividend, liquidation and other rights except that: (i) Class A shares have a maximum front end sales charge of 4.75% and Class C shares have a maximum deferred sales charge of 1.00%; (ii) Class A shares have a 12b-1 fee of 0.25% and Class C shares have a 12b-1 fee of 1.00%; and (iii) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements. The assets belonging to a particular Fund belong to that Fund for all purposes, and to no other Fund, subject only to the rights of creditors of that Fund. Currently, the Renewables Fund is only publicly offering Class I shares to investors.
Brookfield Public Securities Group LLC (the “Adviser”), an indirect wholly-owned subsidiary of Brookfield Asset Management ULC, an unlimited liability company formed under the laws of British Columbia, Canada, is registered as an investment adviser under the Investment Advisers Act of 1940, as amended, and serves as investment adviser to the Funds.
The investment objective of each Fund is to seek total return through growth of capital and current income. Each Fund’s investment objective is not fundamental and may be changed by the Board without shareholder approval, upon not less than 60 days prior written notice to shareholders. There can be no assurance that each Fund will achieve its investment objective.
2. Significant Accounting Policies
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services-Investment Companies.
Valuation of Investments: The Board has adopted procedures for the valuation of each Fund’s securities. The Adviser oversees the day to day responsibilities for valuation determinations under these procedures. The Board regularly reviews the application of these procedures to the securities in the Fund’s portfolio. The Adviser’s Valuation Committee is comprised of senior members of the Adviser’s management team.

18

Notes to Financial Statements
June 30, 2024 (Unaudited)(Continued)
The Board has designated the Adviser as the valuation designee pursuant to Rule 2a-5 under the 1940 Act to perform fair value determination relating to any or all Fund investments. The Board oversees the Adviser in its role as the valuation designee in accordance with the requirements of Rule 2a-5 under the 1940 Act.
Investments in equity securities listed or traded on any securities exchange or traded in the over-the-counter market are valued at the last trade price as of the close of business on the valuation date. If the NYSE closes early, then the equity security will be valued at the last traded price before the NYSE close. Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE close. When fair value pricing is employed, the value of the portfolio securities used to calculate the Fund’s net asset value (“NAV”) may differ from quoted or official closing prices. Investments in open-end registered investment companies, if any, are valued at the NAV as reported by those investment companies.
Over-the-counter financial derivative instruments, such as forward currency contracts, options contracts, or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Depending on the instrument and the terms of the transaction, the value of the derivative instruments can be estimated by a pricing service provider using a series of techniques, such as simulation pricing models. The pricing models use issuer details and other inputs that are observed from actively quoted markets such as indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are normally categorized as Level 2 of the fair value hierarchy.
Securities for which market prices are not readily available, cannot be determined using the sources described above, or the Adviser’s Valuation Committee determines that the quotation or price for a portfolio security provided by a broker-dealer or an independent pricing service is inaccurate will be valued at a fair value determined by the Adviser’s Valuation Committee following the procedures adopted by the Adviser under the supervision of the Board. The Adviser’s valuation policy establishes parameters for the sources, methodologies, and inputs the Adviser’s Valuation Committee uses in determining fair value.
The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality. The fair value may be difficult to determine and thus judgment plays a greater role in the valuation process. Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material. For those securities valued by fair valuations, the Adviser’s Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available. There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV.
A three-tier hierarchy has been established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

19

Notes to Financial Statements
June 30, 2024 (Unaudited)(Continued)
Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.
The three-tier hierarchy of inputs is summarized in the three broad levels listed below:
Level 1 –
quoted prices in active markets for identical assets or liabilities
Level 2 –
quoted prices in markets that are not active or other significant observable inputs (including, but not limited to: quoted prices for similar assets or liabilities, quoted prices based on recently executed transactions, interest rates, credit risk, etc.)
Level 3 –
significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of assets or liabilities)
Infrastructure Fund
The following table summarizes the Fund’s investments valuation inputs categorized in the disclosure hierarchy as of June 30, 2024:

	Level 1	Level 2	Level 3	Total
Common Stocks:
Australia	$—	$13,936,162	$ —	$13,936,162
Brazil	8,642,477	—	—	8,642,477
Canada	17,664,293	—	—	17,664,293
China	—	9,012,022	—	9,012,022
Denmark	—	2,650,070	—	2,650,070
Germany	—	5,573,042	—	5,573,042
Hong Kong	—	4,951,295	—	4,951,295
Japan	—	10,116,621	—	10,116,621
Mexico	5,623,181	—	—	5,623,181
Netherlands	—	6,183,698	—	6,183,698
New Zealand	5,983,511	—	—	5,983,511
Spain	—	20,523,885	—	20,523,885
United Kingdom	—	16,402,285	—	16,402,285
United States	159,477,438	—	—	159,477,438
Total Common Stocks	197,390,900	89,349,080	—	286,739,980
Total	$197,390,900	$89,349,080	$—	$286,739,980

20

Notes to Financial Statements
June 30, 2024 (Unaudited)(Continued)
Global Real Estate Fund
The following table summarizes the Fund’s investments valuation inputs categorized in the disclosure hierarchy as of June 30, 2024:

	Level 1	Level 2	Level 3	Total
Common Stocks:
Australia	$—	$10,370,887	$ —	$ 10,370,887
Canada	2,714,918	—	—	2,714,918
France	—	6,795,568	—	6,795,568
Germany	—	5,248,982	—	5,248,982
Hong Kong	—	5,997,384	—	5,997,384
Japan	1,048,579	19,236,319	—	20,284,898
Netherlands	$610,206	$3,180,541	$ —	$3,790,747
Singapore	—	6,464,041	—	6,464,041
Sweden	—	2,176,506	—	2,176,506
United Kingdom	—	11,091,786	—	11,091,786
United States	134,961,017	—	—	134,961,017
Total Common Stocks	139,334,720	70,562,014	—	209,896,734
Total	$139,334,720	$70,562,014	$—	$209,896,734

Renewables Fund
The following table summarizes the Fund’s investments valuation inputs categorized in the disclosure hierarchy as of June 30, 2024:

	Level 1	Level 2	Level 3	Total
Common Stocks:
Brazil	$ 2,033,579	$—	$ —	$ 2,033,579
Canada	2,638,864	—	—	2,638,864
Denmark	—	1,341,925	—	1,341,925
France	—	2,615,697	—	2,615,697
Germany	—	1,742,524	—	1,742,524
Italy	—	2,624,280	—	2,624,280
New Zealand	1,257,110	—	—	1,257,110
Spain	—	5,172,829	—	5,172,829
United Kingdom	—	3,852,808	—	3,852,808
United States	22,055,674	—	—	22,055,674
Total Common Stocks	27,985,227	17,350,063	—	45,335,290
Total	$27,985,227	$17,350,063	$—	$45,335,290

For further information regarding security characteristics, see the Schedules of Investments.
Investment Transactions and Investment Income: Securities transactions are recorded on trade date. Realized gains and losses from securities transactions are calculated on the identified cost basis. Interest income is recorded on the accrual basis. Discounts and premiums on securities are accreted and amortized on a daily basis using the effective yield to maturity and yield to next methods, respectively, and might be adjusted based on management’s assessment of the collectability of such interest. Dividend income is recorded on the ex-dividend date. Net realized gain (loss) on the Statements of Operations may also include realized gain distributions received from real estate investment trusts (“REITs”). Distributions of net realized gains are recorded on the REIT’s ex-dividend date. Distributions from REITs are recorded as ordinary income, net realized capital gain or return of capital based on information reported by the REITs and management’s estimates of such amounts based on historical information. These estimates are adjusted when the actual source of distributions is disclosed by the REITs and actual amounts may

21

Notes to Financial Statements
June 30, 2024 (Unaudited)(Continued)
differ from the estimated amounts. A distribution received from investments in master limited partnerships (“MLP”) generally are comprised of return of capital. The Funds record investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from each MLP and other industry sources. These estimates may subsequently be revised based on information received from the MLPs after their tax reporting periods are concluded.
Master Limited Partnerships: A MLP is an entity receiving partnership taxation treatment under the U.S. Internal Revenue Code of 1986 (the “Code”), the partnership interests or “units” of which are traded on securities exchanges like shares of corporate stock. Holders of MLP units generally have limited control and voting rights on matters affecting the partnership.
The Infrastructure Fund invests in MLPs, which generally are treated as partnerships for federal income tax purposes. If an MLP does not meet current legal requirements to maintain partnership status, or if it is unable to do so because of tax law changes, it would be taxed as a corporation or other form of taxable entity and there could be a material decrease in the value of its securities. Additionally, if tax law changes to eliminate or reduce tax deductions such as depletion, depreciation and amortization expense deductions that MLPs have been able to use to offset a significant portion of their taxable income, it could significantly reduce the value of the MLPs held by the Fund and could cause a greater portion of the income and gain allocated to the Fund to be subject to U.S. federal, state and local corporate income taxes, which would reduce the amount the Fund’s can distribute to shareholders and could increase the percentage of Fund distributions treated as dividends instead of tax-deferred return of capital.
Depreciation or other cost recovery deductions passed through to the Funds from investments in MLPs in a given year will generally reduce the Funds’ taxable income (and earnings and profits), but those deductions may be recaptured in the Funds’ taxable income (and earnings and profits) in subsequent years when the MLPs dispose of their assets or when a Fund disposes of its interests in the MLPs. When deductions are recaptured, distributions to the Funds’ shareholders may be taxable.
Foreign Currency Transactions: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds do not isolate the portion of gains or losses resulting from changes in foreign exchange rates on securities from the fluctuations arising from changes in market prices.
Reported net realized foreign exchange gains or losses arise from sales of securities, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on a Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.
Expenses: Expenses directly attributable to a Fund are charged directly to that Fund, while expenses that are attributable to more than one Fund in the Trust and other investment companies advised by the Adviser are allocated among the respective investment companies, including the Funds, based upon relative average net assets, evenly or a combination of average net assets and evenly. Income and expenses of a Fund are allocated on a pro rata basis to each class of shares, except for class-specific expenses.
Certain intermediaries such as banks, broker-dealers, financial advisers or other financial institutions charge a fee for sub-administration, sub-transfer agency and other shareholder services associated with shareholders whose shares are held in omnibus, other group accounts or accounts traded through registered securities clearing agents. The portion of this fee paid by the Funds is included within “Transfer agent fees” in the Statements of Operations.
Distributions to Shareholders: Each Fund declares and pays dividends quarterly from net investment income. To the extent these distributions exceed net investment income, they may be classified as return of capital. Each Fund also pays distributions at least annually from their realized capital gains, if any. Dividends and distributions are recorded on the ex-dividend date. All common shares

22

Notes to Financial Statements
June 30, 2024 (Unaudited)(Continued)
have equal dividend and other distribution rights. A notice disclosing the source(s) of a distribution is provided after a payment is made from any source other than net investment income. This notice is available on the Adviser’s website at https://publicsecurities.brookfield.com/en. Any such notice is provided only for informational purposes in order to comply with the requirements of Section 19(a) of the 1940 Act and not for tax reporting purposes. The tax composition of the Funds’ distributions for each calendar year is reported on IRS Form 1099-DIV.
Dividends from net investment income and distributions from realized gains from investment transactions have been determined in accordance with federal income tax regulations and may differ from net investment income and realized gains recorded by each Fund for financial reporting purposes. These differences, which could be temporary or permanent in nature, may result in reclassification of distributions; however, net investment income, net realized gains and losses and net assets are not affected.
3. Investment Advisory Agreements and Related Party Transactions
The Adviser currently serves as the investment adviser to each Fund pursuant to separate investment advisory agreements (the “Advisory Agreements”) under which the Adviser is responsible for the management of each Fund’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of each Fund.
The Advisory Agreements provide that each Fund shall pay the Adviser a monthly fee at the annual rates stated below of each Fund’s average daily net assets:

	Annual Advisory Fee Rate	Annual Expense Cap
Infrastructure Fund
Class A	0.85%	1.25%
Class C	0.85%	2.00%
Class I	0.85%	1.00%
Global Real Estate Fund
Class A	0.75%	1.20%
Class C	0.75%	1.95%
Class I	0.75%	0.95%
Renewables Fund
Class A	0.85%	1.25%
Class C	0.85%	2.00%
Class I	0.85%	1.00%

Pursuant to operating expense limitation agreements (the “Expense Limitation Agreements”), the Adviser has contractually agreed to waive all or a portion of its investment advisory or administration fees, as presented above, and/or to reimburse certain expenses of each Fund to the extent necessary to maintain each Fund’s total annual operating expenses (excluding any front-end or contingent deferred charges, brokerage commissions and other transactional expenses, acquired fund fees and expenses, interest, taxes, and extraordinary expenses, such as litigation; and other expenses not incurred in the ordinary course of a Fund’s business) at certain levels. The Expense Limitation Agreements will continue until at least April 30, 2026 for the Infrastructure Fund, Global Real Estate Fund and the Renewables Fund and may not be terminated by the Funds or the Adviser before such time. Thereafter, the Expense Limitation Agreements may only be terminated or amended to increase the expense cap as of May 1st of each calendar year, provided that in the case of a termination by the Adviser, the Adviser will provide the Board with written notice of its intention to terminate the arrangement prior to the expiration of its then current term. Pursuant to the Expense Limitation Agreements, any waivers and/or reimbursements made by the Adviser are subject to recoupment from a Fund for a period not to exceed three years after the occurrence of the waiver and/or reimbursement, provided that a Fund is able to effect such payment to the Adviser and remain in compliance with the annual expense cap in effect at the time the waivers and/or reimbursements occurred.

23

Notes to Financial Statements
June 30, 2024 (Unaudited)(Continued)
The amount of investment advisory fees waived and/or expenses reimbursed available to be recouped before expiration are listed in the table below:

Expiration Period	Infrastructure Fund	Global Real Estate Fund	Renewables Fund
December 31, 2024	$41,600	$—	$—
December 31, 2025	208,956	22,656	603,058
December 31, 2026	230,459	64,648	250,752
December 31, 2027	101,971	145,424	87,936
Total amount subject to recoupment	$582,986	$232,728	$941,746

Each Fund has entered into separate Administration Agreements with the Adviser and the Adviser and the Funds have entered into a sub-administration agreement with U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (the “Sub-Administrator”). The Adviser and the Sub-Administrator perform administrative services necessary for the operation of the Funds, including maintaining certain books and records of the Funds and preparing reports and other documents required by federal, state and other applicable laws and regulations, and providing the Funds with administrative office facilities. The Adviser does not receive any compensation for its administration services pursuant to the Administration Agreements and the Funds are responsible for any fees due to the Sub-Administrator.
Certain officers and/or trustees of the Trust are officers and/or employees of the Adviser.
4. Purchases and Sales of Investments
Purchases and sales of investments, excluding short-term securities and U.S. Government securities, for the six months ended June 30, 2024 were as follows:

Fund	Purchases	Sales
Infrastructure Fund	$127,953,175	$81,139,207
Global Real Estate Fund	203,935,386	332,433,081
Renewables Fund	24,049,869	13,132,748

During the six months ended June 30, 2024, there were no transactions in U.S. Government securities.
5. Shares of Beneficial Interest
The Trust’s Declaration of Trust authorizes the issuance of an unlimited number of full and fractional shares of beneficial interest. With respect to each series, the Trust may offer more than one class of shares. The Trust reserves the right to create and issue additional series or classes. Each share of a series or class represents an equal proportionate interest in that series or class with each other share of that series or class. Currently, the Infrastructure Fund and Global Real Estate Fund offer three classes of shares of beneficial interest — “Class A” Shares, “Class C” Shares and “Class I” Shares and the Renewables Fund offers Class I Shares.
The shares of each series or class participate equally in the earnings, dividends and assets of the particular series or class.

24

Notes to Financial Statements
June 30, 2024 (Unaudited)(Continued)
Infrastructure Fund

	2024(1)		2023(2)
	Shares	Amount	Shares	Amount
Class A
Subscriptions	11,426	$137,711	56,489	$686,811
Reinvestment of distributions	4,710	57,715	7,533	92,193
Redemptions	(52,375)	(640,671)	(169,552)	(2,032,858)
Net Increase (Decrease)	(36,239)	$(445,245)	(105,530)	$(1,253,854)
Class C
Subscriptions	2,748	$33,847	2,173	$25,018
Reinvestment of distributions	439	5,312	732	8,855
Redemptions	(19,423)	(231,825)	(68,253)	(820,711)
Net Decrease	(16,236)	$(192,666)	(65,348)	$(786,838)
Class I
Subscriptions	5,767,367	$72,785,294	3,093,285	$38,380,356
Reinvestment of distributions	271,095	3,328,892	339,509	4,160,958
Redemptions	(2,013,662)	(24,626,574)	(2,112,215)	(25,614,917)
Net Increase (Decrease)	4,024,800	$51,487,612	1,320,579	$16,926,397

Global Real Estate Fund

	2024(1)		2023(2)
	Shares	Amount	Shares	Amount
Class A
Subscriptions	12,641	$136,273	53,627	$582,844
Reinvestment of distributions	6,888	73,773	8,465	88,236
Redemptions	(53,391)	(569,308)	(294,401)	(3,209,144)
Net Decrease	(33,826)	$(359,262)	(232,309)	$(2,538,064)
Class C
Subscriptions	17	$173	355	$3,760
Reinvestment of distributions	900	9,575	1,680	17,404
Redemptions	(25,527)	(268,814)	(95,407)	(1,024,467)
Net Decrease	(24,610)	$(259,066)	(93,372)	$(1,003,303)
Class I
Subscriptions	259,978	$2,799,002	3,688,076	$40,452,600
Reinvestment of distributions	381,258	4,102,246	637,274	6,653,001
Redemptions	(12,728,055)	(136,464,425)	(12,779,923)	(136,303,082)
Net Decrease	(12,086,819)	$(129,563,177)	(8,454,573)	$(89,197,481)

25

Notes to Financial Statements
June 30, 2024 (Unaudited)(Continued)
Renewables Fund

	2024(1)		2023(2)
	Shares	Amount	Shares	Amount
Class I
Subscriptions	1,236,191	$10,789,000	2,201,851	$19,661,793
Reinvestment of distributions	46,730	417,881	23,651	212,712
Redemptions	(27,196)	(248,226)	(189,862)	(1,630,499)
Net Increase	1,255,725	$10,958,655	2,035,640	$18,244,006

(1)	For the Six Months Ended June 30, 2024 (Unaudited).
(2)	For the Year Ended December 31, 2023.
6. Credit Facility
U.S. Bank, N.A. (the “Bank”) has made available to the Trust, a credit facility, pursuant to a separate Loan and Security Agreement, for temporary or extraordinary purposes. The maximum line of credit as of June 30, 2024 for the Trust is $100,000,000. The Trust pays interest in the amount of the U.S Prime Rate less 0.25% on the amount outstanding. Advances under the credit facility are collateralized by a first-priority lien against a Fund’s assets, will be made at the sole discretion of the Bank and would be for a maximum of forty-five days.
During the six months ended June 30, 2024, the Infrastructure Fund and the Global Real Estate Fund utilized the credit facility for 5 and 90 days, respectively, and had an outstanding average daily loan balance of $925,000 and $1,892,178, respectively. The maximum amount outstanding the for the Infrastructure Fund and the Global Real Estate Fund during the year was $1,162,000 and $7,774,000, respectively, and the interest expense amounted to $1,060 and $39,026, respectively. For the six months ended June 30, 2024, the average interest rate on the outstanding principal amounts for the Infrastructure Fund and for the Global Real Estate Fund was 8.25%. The Renewables Fund did not utilize the credit facility during the six months ended June 30, 2024. At June 30, 2024, the Funds did not have an amount outstanding on the credit facility.
7. Federal Income Tax Information
Each Fund intends to continue to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income or excise tax provision is required. Each Fund may incur an excise tax to the extent it has not distributed all of its taxable income on a calendar year basis.
GAAP provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. An evaluation of tax positions taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the taxing authority is required. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be booked as a tax expense in the current year and recognized as: a liability for unrecognized tax benefits; a reduction of an income tax refund receivable; a reduction of a deferred tax asset; an increase in a deferred tax liability; or a combination thereof. As of December 31, 2023, each Fund has determined that there are no uncertain tax positions or tax liabilities required to be accrued.
The Funds have reviewed the taxable years open for examination (i.e. not barred by the applicable statute of limitations) by taxing authorities of all major jurisdictions, including the Internal Revenue Service. As of December 31, 2023, open taxable periods consisted of the taxable years ended December 31, 2020 through December 31, 2023, for the Infrastructure Fund and the Global Real Estate Fund. As of December 31, 2023, open taxable period consisted of February 5, 2022 (commencement of operations) to December 31, 2023 for the Renewables Fund. No examination of the Funds’ tax returns is currently in progress.

26

Notes to Financial Statements
June 30, 2024 (Unaudited)(Continued)
Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
The federal income tax information referenced below is as of the Fund’s most recently completed tax year-end of December 31, 2023.
The tax character of distributions paid for the year ended December 31, 2023 were as follows:

	Infrastructure Fund	Global Real Estate Fund	Renewables Fund
Ordinary income (including short-term capital gains)	$4,190,817	$8,270,225	$289,825
Long-term capital gains	488,735	—	—
Total distributions	$4,679,552	$8,270,225	$289,825

At December 31, 2023, the Funds’ most recently completed tax year-end, the components of net assets (excluding paid-in capital) on a tax basis were as follows:

	Infrastructure Fund	Global Real Estate Fund	Renewables Fund
Capital loss carryforward(1)	$—	$(138,785,056)	$(2,145,766)
Distributable earnings	409,510	1,772,116	—
Post-October loss	(2,449,353)	—	—
late year ordinary losses	—	—	(3,905)
Other accumulated gains (losses)	(7,232)	60	78
Tax basis unrealized appreciation on investments and foreign currency	19,718,575	33,827,655	937,357
Total tax basis net accumulated gains (losses)	$17,671,500	$(103,185,225)	$(1,212,236)

(1)	To the extent that future capital gains are offset by capital loss carryforwards, such gains will not be distributed.
As of December 31, 2023, the Infrastructure Fund did not have any capital loss carryforwards, the Global Real Estate Fund’s capital loss carryforwards were $106,123,012, which can be used to offset future realized short-term capital gains and $32,662,044, which can be used to offset future realized long-term capital gains. The Renewables Fund’s capital loss carryforwards were $799,185, which can be used to offset future realized short-term capital gains and $1,346,581, which can be used to offset future realized long-term capital gains. The capital loss carryforwards will not expire. The Infrastructure Fund deferred, on a tax basis, post-October losses of $2,449,353, the Renewables Fund deferred, on a tax basis, late year ordinary losses of $3,905.
Federal Income Tax Basis: The federal income tax basis of each Fund’s investments, not including foreign currency translation, at December 31, 2023 was as follows:

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Infrastructure Fund	$225,791,639	$33,795,929	$(14,077,354)	$19,718,575
Global Real Estate Fund	323,992,341	45,620,230	(11,792,575)	33,827,655
Renewables Fund	34,208,122	2,069,561	(1,132,204)	937,357

Capital Account Reclassifications: Because federal income tax regulations differ in certain respects from GAAP, income and capital gain distributions, if any, determined in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes. These differences are primarily due to differing treatments for Section 988 currency, sales of PFICs, partnership income/expense and return of capital. Permanent book and tax differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital or to undistributed capital gains. These reclassifications have no effect on net assets or NAV per share.

27

Notes to Financial Statements
June 30, 2024 (Unaudited)(Continued)
8. Indemnifications
Under the Funds’ organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with vendors and others that provide for indemnification. The Funds’ maximum exposure under these arrangements is unknown, since this would involve the resolution of certain claims, as well as future claims that may be made, against the Funds. Thus an estimate of the financial impact, if any, of these arrangements cannot be made at this time. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be unlikely.
9. Subsequent Events
GAAP requires recognition in the financial statements of the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of their financial effect, or a statement that such an estimate cannot be made.
Management has evaluated subsequent events in the preparation of the Funds’ financial statements and has determined that herein, there are no events that require recognition or disclosure in the financial statements.

28

PROXY DISCLOSURE FOR OPEN-END INVESTMENT COMPANIES (Unaudited)
The shareholders of the Brookfield Investment Funds voted on the following proposal at a special meeting of shareholders held on Thursday, June 20, 2024, at 8:45 a.m., Eastern Time. The description of the proposal and number of shares voted are as follows:

	Shares Voted For	Shares Voted Against	Shares Voted Abstain
1. To elect to the Fund’s Board of Trustees Betty A. Whelchel, as an Independent Trustee Nominee	181,472,713	2,491,288	2,282,576
2. To elect to the Fund’s Board of Trustees Brian F. Hurley, as an Interested Trustee Nominee	181,485,224	2,416,360	2,344,989

29

STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACTS (Unaudited)
The Board of Trustees (the “Board,” the members of which are referred to as “Trustees”) of Brookfield Investment Funds (the “Trust”), including the Trustees who are not “interested persons,” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”), of the Trust, considered and approved the continuation of the Investment Advisory Agreements (the “Advisory Agreements”) between the Trust, on behalf of its series, Brookfield Global Listed Real Estate Fund, Brookfield Global Listed Infrastructure Fund, and Brookfield Global Renewables & Sustainable Infrastructure Fund (each, a “Fund,” and together, the “Funds”) and Brookfield Public Securities Group LLC (the “Adviser” or “Brookfield”), each for a successive one-year period at an in-person meeting held on May 22-23, 2024 (the “Meeting”).
In accordance with Section 15(c) of the 1940 Act, the Board requested, and Brookfield provided, materials relating to the Board’s consideration of whether to approve the continuation of the Agreements. These materials included, among other things: (a) a summary of the services provided to the Funds by Brookfield; (b) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third-party provider of mutual fund data, on fees and expenses of the Funds, and the investment performance of the Funds as compared with a peer group and/or peer universe of funds, as applicable, as well as supplemental data prepared by Brookfield; (c) information on the profitability of Brookfield; (d) information relating to economies of scale; (e) information about Brookfield’s general compliance policies and procedures; (f) information on Brookfield’s risk management processes; (g) information regarding their brokerage and soft dollar practices; and (h) information about the key personnel of Brookfield who are involved in the investment management, administration, compliance and risk management activities with respect to the Funds, as well as current and projected staffing levels and compensation practices.
In determining whether to approve the continuation of the Agreements, the Board, including the Independent Directors, considered at the Meeting, and from time to time, as appropriate, factors that it deemed relevant. The following discusses the primary factors relevant to the Board’s decision.
THE NATURE, EXTENT AND QUALITY OF THE SERVICES TO BE PROVIDED BY THE ADVISER. The Board, including the Independent Directors, considered the nature, extent and quality of services provided by Brookfield. The Board noted that such services include acting as investment manager and adviser to the Funds, managing the daily business affairs of the Funds, and obtaining and evaluating economic, statistical and financial information to formulate and implement investment policies. Additionally, the Board observed that Brookfield provides office space, bookkeeping, accounting, legal and compliance services, clerical and administrative services and has authorized its officers and employees, if elected, to serve as officers or Trustees of the Funds without compensation. The Board also noted that Brookfield is also responsible for the coordination and oversight of the Funds’ third-party service providers. In addition to the quality of the advisory services provided by Brookfield, the Board considered the quality of the administrative and other services provided by Brookfield to the Funds pursuant to the Advisory Agreements.
In connection with the services provided by Brookfield, the Board analyzed the structure and duties of Brookfield’s fund administration and accounting, operations and its legal and compliance departments to determine whether they are adequate to meet the needs of the Funds. The Board also considered the personnel responsible for providing advisory services to the Funds and other key personnel of Brookfield, in addition to the current and projected staffing levels and compensation practices. The Board concluded, based on the Trustees’ experience and interaction with Brookfield, that: (i) Brookfield would continue to be able to retain high quality personnel; (ii) Brookfield has exhibited a high level of diligence and attention to detail in carrying out its advisory and other responsibilities under the Advisory Agreements; (iii) Brookfield has been responsive to requests of the Board; and (iv) Brookfield has kept the Board apprised of developments relating to the Funds and the industry in general.
The Board’s conclusion was based, in part, upon the following: (i) a comprehensive description of the investment advisory and other services provided to the Funds; (ii) a list of personnel who furnish such services and a description of their duties and qualifications; (iii) performance data with respect to the Funds, including comparable investment companies and accounts managed by Brookfield;

30

STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACTS (Unaudited)(Continued)
(iv) standardized industry performance data with respect to comparable investment companies and the performance of appropriate recognized indices; (v) recent financial statements of Brookfield; (vi) Brookfield’s culture of compliance and its commitment to compliance generally, as well as its risk management processes and attention to regulatory matters; and (vii) Brookfield’s reputation and its experience serving as an investment adviser and the experience of the teams of portfolio managers that manage the Funds, as well as its experience serving as an investment adviser to other investment funds and institutional clients. The Board also reviewed Brookfield’s compliance and regulatory history and noted that there were no material regulatory or compliance issues that would potentially impact Brookfield from effectively serving as the investment adviser to the Funds. The Board concluded that the nature, extent and quality of the overall services provided under the Advisory Agreements were reasonable and appropriate in relation to the management fees and that the quality of services continues to be high.
THE PERFORMANCE OF THE FUNDS, AND THE ADVISER. The Board, including the Independent Directors, also considered the investment performance of the Funds. The Board noted that it regularly reviews the performance of the Funds throughout the year. The Board further noted that, while it monitors performance of the Funds closely, it generally attaches more importance to performance over relatively long periods of time, typically three to five years. The Board considered the investment performance of the Funds in view of its importance to shareholders. In connection with this review, the Board received information regarding the investment performance of the Funds as compared to a group of funds with investment classifications and/or objectives comparable to those of the Funds (“Peer Universe”) and to an appropriate index or combination of indices identified by Broadridge (each, a “Broadridge Index”), as well as a focused peer group identified by Brookfield (“Peer Group”) and each Fund’s benchmark index (each, a “Benchmark Index”). In addition, the Board considered supplemental performance information that provided strategy level performance returns over longer periods as compared to each Fund’s performance information since inception. The Board was provided with a description of the methodology used by Broadridge to select the funds included in the Peer Universe. At the Meeting, management also discussed the methodology used by Brookfield to select the funds included in the Peer Group. The performance information was presented for the periods ended March 31, 2024. Class I performance relative to the median of each Fund’s Peer Universe and Peer Group is described below, and for those Funds with performance that ranked below the median for their respective Peer Universes, the specific quintile rankings are also noted below with respect to the relevant periods of underperformance.
Brookfield Global Listed Real Estate Fund. The Board noted that the Fund’s performance was below the median of its Peer Universe for the one-, three-, and five-year periods (fifth quintile), below the median for the ten-year period (fourth quintile), and below the median for the since inception period (third quintile). The Board also considered that the Fund underperformed its Broadridge Index and its Benchmark Index for all periods. In addition, the Board further noted that the Fund’s performance was below the median of its Peer Group for all periods. The Board discussed the Fund’s performance with management, including management’s continued monitoring and review of the Fund, and concluded that the Fund’s performance was being addressed.
Brookfield Global Listed Infrastructure Fund. The Board noted that the Fund’s performance was above the median of its Peer Universe for the three-year period (second quintile), and below the median of its Peer Universe for the one-year period (fourth quintile) and for the five-, ten-year and since inception periods (fifth quintile for each period). The Board also considered that the Fund outperformed its Broadridge Index for the three-year period and underperformed the Broadridge Index for all other periods. In addition, the Board further noted that the Fund’s performance was above the median of its Peer Group for the three-year period and below the median of its Peer Group for all other periods, and that the Fund underperformed its Benchmark Index for all periods.
Brookfield Global Renewables & Sustainable Infrastructure Fund. The Board noted that the Fund’s performance was below the median of its Peer Universe for the one-year period (fifth quintile) and since inception (fifth quintile). The Board also considered that the Fund underperformed its Broadridge Index and its Benchmark Index for all periods. In addition, the Board further noted that the Fund’s performance was below

31

STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACTS (Unaudited)(Continued)
the median of its Peer Group for the one-year period and for the quarter ended March 31, 2024. The Board discussed the Fund’s performance with management, including management’s continued monitoring and review of the Fund, and concluded that the Fund’s performance was being addressed.
THE COST OF THE ADVISORY SERVICES, AND THE PROFITABILITY TO THE ADVISER AND ITS AFFILIATES FROM THEIR RELATIONSHIP WITH THE FUNDS. The Board also received information regarding the management fees to be paid by the Funds to Brookfield pursuant to the Advisory Agreements. The Board examined this information in order to determine the reasonableness of the fees in light of the nature and quality of services to be provided and any potential additional benefits to be received by Brookfield or its affiliates in connection with providing such services to the Funds.
To assist in analyzing the reasonableness of the management fees for the Funds, the Board received reports independently prepared by Broadridge. The reports showed comparative fee and expense information for each Fund’s expense group (“Expense Group”) and expense universe (“Expense Universe”), including rankings within each category, as determined by Broadridge. Brookfield identified the funds eligible for inclusion in the Expense Group. In considering the reasonableness of the management fees to be paid by the Funds to Brookfield, the Board was presented with a number of expense comparisons, including: (i) contractual and actual management fees; and (ii) actual total operating expenses. In considering each Fund’s total operating expenses, the Board also considered the level of fee waivers and expense reimbursements, as applicable, and the net expense caps contractually agreed upon by Brookfield with respect to certain Funds. The Board acknowledged that it was difficult to make precise comparisons with other funds in the Expense Group and Expense Universe since the exact nature of services provided under the various fund agreements is often not apparent. The Board noted, however, that the comparative fee information provided by Broadridge as a whole was useful in assessing whether Brookfield was providing services at a cost that was competitive with other, similar funds. The Funds’ fee and expense rankings are discussed below relative to the median of the applicable expense grouping. A Fund with fees and expenses that were below the median had fees and expenses that were less than the median fees and expenses of its peer group, while a Fund with fees and expenses that were above the median had fees and expenses that were higher than the median fees and expenses of its peer group. The fund with the lowest expenses is ranked first and the fund with the highest expenses is ranked last within the applicable expense grouping.
Brookfield Global Listed Real Estate Fund. The Board considered that the Fund’s actual management fees were below the median of its Expense Group (ranked 6/12) and below the median of its Expense Universe (ranked 28/71). The Board further noted that the Fund’s actual total expenses were below the median of its Expense Group (ranked 6/12) and below the median of its Expense Universe (ranked 28/71).
Brookfield Global Listed Infrastructure Fund. The Board considered that the Fund’s actual management fees were above the median of its Expense Group (ranked 7/11) and above the median of its Expense Universe (ranked 23/39). The Board further noted that the Fund’s actual total expenses were above the median of its Expense Group (ranked 9/11) and Expense Universe (ranked 25/39).
Brookfield Global Renewables & Sustainable Infrastructure Fund. The Board considered that the Fund’s actual management fees were below the median of its Expense Group (ranked 1/4) and Expense Universe (ranked 1/46). The Board further noted that the Fund’s actual total expenses were above the median of its Expense Group (ranked 3/4) and Expense Universe (ranked 29/46).
The Board was also asked to consider the management fees received by Brookfield with respect to other funds and accounts with similar investment strategies to the Funds, which include institutional and separately managed accounts. In comparing these fees, the Board considered certain differences between these accounts and the Funds, as applicable, including the broader and more extensive scope of services provided to the Funds in comparison to institutional or separately managed accounts; the higher demands placed on Brookfield’s investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Funds; the greater entrepreneurial risk in managing the Funds; and the impact on Brookfield and expenses associated with the more extensive regulatory regime to which the Funds are subject in comparison to institutional or separately managed accounts.

32

STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACTS (Unaudited)(Continued)
The Board also considered Brookfield’s profitability and the benefits Brookfield and its affiliates received from their relationship with the Funds. The Board received a memorandum and reviewed financial information relating to Brookfield’s financial condition and profitability with respect to the services it provided to the Funds and considered how profit margins could affect Brookfield’s ability to attract and retain high quality investment professionals and other key personnel. In this regard, the Board reviewed the Funds’ profitability analysis addressing the overall profitability of Brookfield in connection with its management of the Brookfield Fund Complex.1 In analyzing Brookfield’s profitability, particular attention was given to the allocation of the direct and indirect costs of the resources and expenses in managing the Funds, as well as the non-Fund and non-advisory business activities across Brookfield’s key business lines. The Board further noted that the methodology followed in allocating costs to each Fund appeared reasonable, while also recognizing that allocation methodologies are inherently subjective. The Board also specifically noted that Brookfield had agreed to extend its contractual expense waiver for certain Funds, in order to limit such Funds’ net operating expenses. The Board concluded that the expected profitability to the Adviser from the Funds was reasonable.
The Board concluded that Brookfield had the financial resources necessary to perform its obligations under the Agreements and to continue to provide the Funds with the high-quality services that it had provided in the past. The Board also concluded that the management fees were reasonable in light of the factors discussed above.
THE EXTENT TO WHICH ECONOMIES OF SCALE WILL BE REALIZED AS THE FUNDS GROW AND WHETHER FEE LEVELS REFLECT THOSE ECONOMIES OF SCALE. The Board, including the Independent Directors, considered whether shareholders would benefit from economies of scale and whether there was potential for future realization of economies with respect to the Funds. The Board considered that as a result of being part of the Brookfield Fund Complex, the constituent funds, including the Funds, share common resources and may share certain expenses, and if the size of the complex increases, each Fund could incur lower expenses than they otherwise would achieve as stand-alone entities. The Board noted, however, that although shareholders might benefit from lower operating expenses as a result of an increasing amount of assets spread over the fixed expenses of the Funds, certain of the Funds’ expense limitation agreements with the Adviser served to limit such Funds’ expenses until the Funds had the opportunity to grow their assets. The Board considered information regarding economies of scale in the context of the renewal of the Advisory Agreements and concluded that the management fee structure, including the amount of management fees retained by Brookfield, was reasonable in light of the factors discussed above. The Board concluded that the management fee structure was reasonable in light of the factors discussed above.
OTHER FACTORS. In consideration of the Advisory Agreements, the Board also received information regarding Brookfield’s brokerage and soft dollar practices. The Board considered that Brookfield is responsible for decisions to buy and sell securities for the Funds, selection of broker-dealers and negotiation of commission rates. The Board noted that it receives reports from Brookfield that include information on brokerage commissions and execution throughout the year. The Board also considered the benefits Brookfield derives from its soft dollar arrangements, including arrangements under which brokers provide brokerage and/or research services to Brookfield in return for allocating brokerage. The Board then considered other benefits that may be realized by Brookfield and its affiliates from their relationship with the Funds. Among them, the Board recognized the opportunity to provide advisory services to additional funds and accounts and reputational benefits. The Board concluded that the benefits that may accrue to Brookfield and its affiliates by virtue of the advisory relationship to the Funds were fair and reasonable in light of the costs of providing investment advisory services to the Funds and the ongoing commitment of Brookfield to the Funds.
1 The Brookfield Fund Complex is comprised of Brookfield Investment Funds (5 series of underlying portfolios), Brookfield Real Assets Income Fund, Inc. (NYSE: RA), Brookfield Infrastructure Income Fund Inc., and Oaktree Diversified Income Fund Inc. (the “Brookfield Fund Complex”).

33

Portfolio Holdings Disclosure (Unaudited)
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov.
Proxy Voting Policies, Procedures and Records (Unaudited)
You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request by calling 1-855-777-8001, or go to the SEC’s website at www.sec.gov.

34

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Financial Statements and Other Important Information

For the six months ended June 30, 2024

Oaktree Emerging Markets Equity Fund

OAKTREE EMERGING MARKETS EQUITY FUND
Schedule of Investments
June 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS — 87.5%
Argentina — 0.7%
YPF SA, ADR(a)	98,368	$ 1,979,164
Total Argentina		1,979,164
Brazil — 8.0%
Centrais Eletricas Brasileiras SA	295,684	1,897,845
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	139,246	1,868,453
Localiza Rent a Car SA	246,592	1,848,745
Lojas Renner SA	909,192	2,037,920
Petroleo Brasileiro SA, ADR	272,107	3,942,831
PRIO SA/Brazil	270,580	2,122,490
Vale SA, ADR	640,499	7,154,374
Total Brazil		20,872,658
China — 34.2%
Alibaba Group Holding Ltd.	1,004,407	9,562,251
Aluminum Corp. of China Ltd.	6,709,366	6,561,972
BYD Co. Ltd.	45,889	1,362,850
China Construction Bank Corp.	6,614,304	4,889,439
China Petroleum & Chemical Corp.	2,723,335	1,761,234
China Resources Land Ltd.	772,133	2,630,143
China Tourism Group Duty Free Corp. Ltd.	111,350	954,307
Contemporary Amperex Technology Co. Ltd.	124,494	3,083,899
COSCO SHIPPING Holdings Co. Ltd.	424,370	740,698
DiDi Global, Inc., ADR(a)	319,085	1,321,012
Galaxy Entertainment Group Ltd.	406,533	1,891,976
Geely Automobile Holdings Ltd.	1,134,498	1,275,628
H World Group Ltd., ADR	80,590	2,685,259
Haidilao International Holding Ltd.(b)	298,453	536,079
Industrial & Commercial Bank of China Ltd.	8,811,133	5,237,158
JD.com, Inc., ADR	189,905	4,907,145
JOYY, Inc., ADR	42,972	1,293,028
Kuaishou Technology(a)(b)	281,113	1,650,092
Li Ning Co. Ltd.	1,271,705	2,740,446
Longfor Group Holdings Ltd.(b)	1,839,660	2,513,293
Luxshare Precision Industry Co. Ltd.	140,060	755,483
Meituan(a)(b)	174,561	2,481,261
Orient Overseas International Ltd.	61,044	991,978
Ping An Insurance Group Co. of China Ltd.	826,496	3,744,504
Tencent Holdings Ltd.	308,662	14,643,026
Trip.com Group Ltd., ADR(a)	38,193	1,795,071
Wuliangye Yibin Co. Ltd.	130,532	2,294,637
Yihai International Holding Ltd.	357,829	598,343
ZEEKR Intelligent Technology Holding Ltd., ADR(a)	52	972
Zijin Mining Group Co. Ltd.	2,195,593	4,626,132
Total China		89,529,316

The accompanying notes are an integral part of these financial statements.

1

OAKTREE EMERGING MARKETS EQUITY FUND
Schedule of Investments
June 30, 2024 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Greece — 1.4%
Alpha Services and Holdings SA(a)	2,046,997	$ 3,331,911
HELLENiQ ENERGY Holdings SA	41,400	345,456
Total Greece		3,677,367
India — 3.4%
HDFC Bank Ltd., ADR	75,870	4,880,717
Reliance Industries Ltd., GDR(b)	52,534	3,919,037
Total India		8,799,754
Indonesia — 4.1%
Bank Rakyat Indonesia Persero Tbk PT	12,507,286	3,506,999
Freeport-McMoRan, Inc.	146,318	7,111,055
Total Indonesia		10,618,054
Kazakhstan — 0.2%
Air Astana JSC, GDR(a)	79,187	641,415
Total Kazakhstan		641,415
Mexico — 2.6%
Fresnillo PLC	310,960	2,201,467
Grupo Financiero Banorte SAB de CV	311,056	2,420,779
Ternium SA, ADR	57,529	2,160,214
Total Mexico		6,782,460
Russia — 0.0%
LUKOIL PJSC, ADR(a)(c)	7,421	—
Novatek PJSC, GDR(a)(c)	771	—
Sberbank of Russia PJSC, ADR(a)(c)	39,273	—
Total Russia		—
Saudi Arabia — 2.2%
Al Rajhi Bank	107,063	2,333,651
Saudi Arabian Oil Co.(b)	477,624	3,519,712
Total Saudi Arabia		5,853,363
South Africa — 8.4%
Absa Group Ltd.	530,840	4,622,421
Anglogold Ashanti PLC	379,774	9,543,721
Aspen Pharmacare Holdings Ltd.	74,389	953,937
FirstRand Ltd.	633,800	2,688,083
Foschini Group Ltd.	148,054	1,037,629
Impala Platinum Holdings Ltd.	283,698	1,408,966
Mr Price Group Ltd.	143,429	1,623,152
Total South Africa		21,877,909

The accompanying notes are an integral part of these financial statements.

2

OAKTREE EMERGING MARKETS EQUITY FUND
Schedule of Investments
June 30, 2024 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
South Korea — 10.4%
Hyundai Motor Co.	15,859	$3,382,057
KB Financial Group, Inc.	113,162	6,436,670
LG Electronics, Inc.	16,869	1,351,971
LG H&H Co. Ltd.	6,697	1,672,679
Samsung Electronics Co. Ltd.	142,554	8,389,847
Samsung Fire & Marine Insurance Co. Ltd.	13,545	3,810,048
SK Hynix, Inc.	12,231	2,075,706
Total South Korea		27,118,978
Taiwan — 9.6%
Hon Hai Precision Industry Co. Ltd.	413,151	2,720,155
MediaTek, Inc.	30,308	1,305,317
Taiwan Semiconductor Manufacturing Co. Ltd.	712,434	21,107,727
Total Taiwan		25,133,199
Thailand — 2.3%
Charoen Pokphand Foods PCL(a)	5,630,818	3,509,303
PTT Exploration & Production PCL	613,907	2,537,730
Total Thailand		6,047,033
TOTAL COMMON STOCKS
(Cost $212,819,042)		228,930,670
PREFERRED STOCKS — 3.4%
Brazil — 3.4%
Braskem SA	117,351	376,608
Raizen SA	1,097,712	581,247
Banco Bradesco SA, ADR	1,937,546	4,340,103
Gerdau SA, ADR	384,195	1,267,844
Itau Unibanco Holding SA, ADR	370,405	2,163,165
Total Brazil		8,728,967
TOTAL PREFERRED STOCKS
(Cost $10,741,400)		8,728,967
RIGHTS — 0.0%
Brazil — 0.0%
Localiza Rent a Car SA (Expiration: August 07, 2024)(a)	2,492	3,789
Total Brazil		3,789
TOTAL RIGHTS
(Cost $5,476)		3,789

The accompanying notes are an integral part of these financial statements.

3

OAKTREE EMERGING MARKETS EQUITY FUND
Schedule of Investments
June 30, 2024 (Unaudited)(Continued)

	Shares	Value
EXCHANGE TRADED FUNDS — 3.3%
India — 3.3%
iShares MSCI India ETF(a)	155,684	$8,684,053
Total India		8,684,053
TOTAL EXCHANGE TRADED FUNDS
(Cost $8,155,192)		8,684,053
TOTAL INVESTMENTS — 94.2%
(Cost $231,721,110)		246,347,479
Other Assets in Excess of Liabilities — 5.8%		15,217,392
TOTAL NET ASSETS — 100.0%		$261,564,871

The following notes should be read in conjunction with the accompanying Schedule of Investments.
(a)	Non-income producing security.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.  As of June 30, 2024, the total value of all such securities was $14,619,474 or 5.6% of net assets.

(c)
These securities are characterized as Level 3 securities within the disclosure hierarchy.  Level 3 security values are determined using significant unobservable inputs. As of June 30, 2024, the total value of all such securities was $0 or 0.0% of net assets.

Abbreviations:
ADR	American Depositary Receipt
ETF	Exchange Traded Fund
GDR	Global Depositary Receipt
PLC	Public Limited Company

The accompanying notes are an integral part of these financial statements.

4

OAKTREE EMERGING MARKETS EQUITY FUND
Statement of Assets and Liabilities
June 30, 2024 (Unaudited)

Assets:
Investments in securities, at value (Note 2)	$246,347,479
Cash	14,027,732
Dividends receivable	1,373,495
Receivable for fund shares sold	159,726
Receivable for investments sold	131,323
Prepaid expenses	42,743
Total assets	262,082,498
Liabilities:
Payable for investments purchased	265,374
Investment advisory fees payable (Note 3)	142,547
Distribution fees payable	315
Accrued expenses	109,391
Total liabilities	517,627
Net Assets	$261,564,871
Composition of Net Assets:
Paid-in capital	273,020,655
Accumulated losses	(11,455,784)
Net assets applicable to capital shares outstanding	$261,564,871
Total Investments at cost	$231,721,110
Net Assets
Class A Shares - Net Assets	$1,626,230
Shares outstanding	215,917
Net asset value and redemption price per share	$7.53
Offering price per share based on a maximum sales charge of 4.75%	$7.91
Class I Shares - Net Assets	$259,938,641
Shares outstanding	34,604,639
Net asset value and redemption price per share	$7.51

The accompanying notes are an integral part of these financial statements.

5

OAKTREE EMERGING MARKETS EQUITY FUND
Statement of Operations
For the Six Months Ended June 30, 2024 (Unaudited)

Investment Income:
Dividends and distributions (net of foreign withholding tax of $402,207)	$4,030,585
Total investment income	4,030,585
Expenses:
Investment advisory fees (Note 3)	1,134,781
Distribution fees - Class A	2,012
Custodian fees	77,291
Fund accounting and sub-administration fees	70,530
Transfer agent fees	67,775
Trustees’ fees	32,610
Audit and tax services	24,484
Registration fees	23,312
Miscellaneous	17,994
Legal fees	13,545
Reports to shareholders	13,376
Insurance	7,689
Interest Expense	634
Total operating expenses	1,486,033
Less expenses waived by the investment adviser (Note 3)	(263,519)
Net expenses	1,222,514
Net Investment income	2,808,071
Net realized loss on:
Investments	(15,819,985)
Foreign currency transactions	(169,696)
Net realized loss	(15,989,681)
Net change in unrealized appreciation (depreciation) on:
Investments	11,476,082
Foreign currency translations	(7,142)
Net change in unrealized appreciation	11,468,940
Net realized and unrealized loss	(4,520,741)
Net decrease in net assets resulting from operations	$(1,712,670)

The accompanying notes are an integral part of these financial statements.

6

OAKTREE EMERGING MARKETS EQUITY FUND
Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2024 (Unaudited)	For the Year Ended December 31, 2023
Increase (Decrease) in Net Assets Resulting from Operations:
Net investment income	$2,808,071	$7,362,514
Net realized loss	(15,989,681)	(10,460,921)
Net change in unrealized appreciation	11,468,940	8,682,833
Net increase (decrease) in net assets resulting from operations	(1,712,670)	5,584,426
Distributions to Shareholders:
From distributable earnings:
Class A shares	—	(42,126)
Class I shares	—	(7,057,502)
Total distributions paid	—	(7,099,628)
Capital Share Transactions:
Subscriptions	18,195,653	137,449,162
Reinvestment of distributions	—	6,825,596
Redemptions	(5,431,604)	(16,235,609)
Net increase in net assets from capital share transactions	12,764,049	128,039,149
Total increase in net assets	11,051,379	126,523,947
Net Assets:
Beginning of period	250,513,492	123,989,545
End of period	$261,564,871	$250,513,492

The accompanying notes are an integral part of these financial statements.

7

OAKTREE EMERGING MARKETS EQUITY FUND
Financial Highlights

Class A	For the Six Months Ended June 30, 2024 (Unaudited)	For the Year Ended December 31, 2023	For the Period May 16, 2022[1] - December 31, 2022
Per Share Operating Performance:
Net asset value, beginning of period	$7.60	$7.46	$7.55
Income from Investment Operations:
Net investment income[2]	0.07	0.22	0.10
Net realized and change in unrealized gain (loss)	(0.14)	0.12	(0.01)
Net increase (decrease) in net asset value resulting from operations	(0.07)	0.34	0.09
Distributions to Shareholders:
From net investment income	—	(0.20)	(0.18)
Total distributions paid*	—	(0.20)	(0.18)
Net asset value, end of period	$7.53	$7.60	$7.46
Total investment Return†3	(0.92)%	4.67%	1.16%
Ratios to Average Net Assets/Supplementary Data:
Net assets, end of period (000s)	$1,626	$1,640	$1,198
Gross operating expenses[4]	1.43%	1.44%	1.67%
Net expenses, including fee waivers and reimbursement[4]	1.22%	1.35%	1.35%
Net investment income[4]	1.96%	2.84%	2.15%
Net investment income, excluding the effect of fee waivers and reimbursement[4]	1.75%	2.75%	1.83%
Portfolio turnover rate[3]	62%	46%	45%

*	Distributions for annual periods determined in accordance with federal income tax regulations.
†
Total investment return is computed based upon the net asset value of the Fund’s shares and excludes the effects of sales charges or contingent deferred sales charges, if applicable. Distributions are assumed to be reinvested at the net asset value of the Class on the ex-date of the distribution.

[1]	Commencement of operations.
[2]	Per share amounts presented are based on average shares outstanding throughout the period indicated.
[3]	Not annualized for periods less than one year.
[4]	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

8

OAKTREE EMERGING MARKETS EQUITY FUND
Financial Highlights

Class I	For the Six Months Ended June 30, 2024 (Unaudited)	For the Year Ended December 31,		For the Period June 3, 2021[1] - December 31, 2021
		2023	2022
Per Share Operating Performance:
Net asset value, beginning of period	$7.57	$7.43	$8.76	$10.00
Income from Investment Operations:
Net investment income[2]	0.08	0.25	0.31	0.14
Net realized and change in unrealized gain (loss)	(0.14)	0.11	(1.44)	(1.32)
Net increase (decrease) in net asset value resulting from operations	(0.06)	0.36	(1.13)	(1.18)
Distributions to Shareholders:
From net investment income	—	(0.22)	(0.20)	(0.05)
From net realized gains	—	—	—	(0.01)
Total distributions paid*	—	(0.22)	(0.20)	(0.06)
Net asset value, end of period	$7.51	$7.57	$7.43	$8.76
Total investment Return†3	(0.79)%	4.94%	(12.86)%	(11.78)%
Ratios to Average Net Assets/ Supplementary Data:
Net assets, end of period (000s)	$259,939	$248,873	$122,792	$20,553
Gross operating expenses[4]	1.18%	1.19%	1.63%	6.31%
Net expenses, including fee waivers and reimbursement[4]	0.97%	1.10%	1.10%	1.10%
Net investment income[4]	2.23%	3.32%	4.22%	2.73%
Net investment income (loss), excluding the effect of fee waivers and reimbursement[4]	2.02%	3.23%	3.69%	(2.48)%
Portfolio turnover rate[3]	62%	46%	45%	49%

*	Distributions for annual periods determined in accordance with federal income tax regulations.
†
Total investment return is computed based upon the net asset value of the Fund’s shares and excludes the effects of sales charges or contingent deferred sales charges, if applicable. Distributions are assumed to be reinvested at the net asset value of the Class on the ex-date of the distribution.

[1]	Commencement of operations.
[2]	Per share amounts presented are based on average shares outstanding throughout the period indicated.
[3]	Not annualized for periods less than one year.
[4]	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

9

Notes to Financial Statements
June 30, 2024 (Unaudited)
1. Organization
Brookfield Investment Funds (the “Trust”) was organized as a statutory trust under the laws of the State of Delaware on May 12, 2011. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently consists of five separate investment series, one of which is included in this report. The Oaktree Emerging Markets Equity Fund (the “Fund”) is a diversified open-end management investment company. The Fund’s Class I shares commenced operations on June 3, 2021 and Class A shares commenced operations on May 16, 2022.
The Fund currently has three classes of shares: Class A, Class C and Class I shares. Each class represents an interest in the same portfolio of assets and has identical voting, dividend, liquidation and other rights except that: (i) Class A shares have a maximum front end sales charge of 4.75% and Class C shares have a maximum deferred sales charge of 1.00%; (ii) Class A shares have a 12b-1 fee of 0.25% and Class C shares have a 12b-1 fee of 1.00%; and (iii) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements. Currently, the Fund is only publicly offering Class A and Class I shares to investors.
Oaktree Fund Advisors, LLC (the “Adviser”), a Delaware limited partnership and a registered investment adviser under the Investment Advisers Act of 1940, as amended, serves as the investment adviser to the Fund. Oaktree was founded in April 1995 and is a leader among global investment managers specializing in alternative investments.
Brookfield Public Securities Group LLC (the “Administrator”), an indirect wholly-owned subsidiary of Brookfield Asset Management ULC, an unlimited liability company formed under the laws of British Columbia, Canada, is registered as an investment adviser under the Investment Advisers Act of 1940, as amended, and serves as Administrator to the Fund.
The investment objective of the Fund is to seek long-term capital growth. There can be no assurance that the Fund will achieve its investment objective. The Fund’s investment objective is not fundamental and may be changed without shareholder approval. Shareholders will be provided with at least 60 days’ prior written notice of any change in the Fund’s investment objective.
2. Significant Accounting Policies
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services-Investment Companies.
Valuation of Investments: The Trust’s Board of Trustees (the “Board”) has adopted procedures for the valuation of the Fund’s securities. The Adviser oversees the day to day responsibilities for valuation determinations under these procedures. The Board regularly reviews the application of these procedures to the securities in the Fund’s portfolio. The Adviser’s Valuation Committee is comprised of senior employees of the Adviser.
The Board has designated the Adviser as the valuation designee pursuant to Rule 2a-5 under the 1940 Act to perform fair value determination relating to any or all Fund investments. The Board oversees the Adviser in its role as the valuation designee in accordance with the requirements of Rule 2a-5 under the 1940 Act.
Investments in equity securities listed or traded on any securities exchange or traded in the over-the-counter market are valued at the last trade price as of the close of business on the valuation date. If the NYSE closes early, then the equity security will be valued at the last traded price before the NYSE

10

Notes to Financial Statements
June 30, 2024 (Unaudited)(Continued)
close. Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE close. When fair value pricing is employed, the value of the portfolio securities used to calculate the Fund’s net asset value (“NAV”) may differ from quoted or official closing prices. Investments in open-end registered investment companies, if any, are valued at the NAV as reported by those investment companies.
Securities for which market prices are not readily available, cannot be determined using the sources described above, or the Adviser’s Valuation Committee determines that the quotation or price for a portfolio security provided by a broker-dealer or an independent pricing service is inaccurate will be valued at a fair value determined by the Adviser’s Valuation Committee following the procedures adopted by the Adviser under the supervision of the Board. The Adviser’s valuation policy establishes parameters for the sources, methodologies, and inputs the Adviser’s Valuation Committee uses in determining fair value.
The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality. The fair value may be difficult to determine and thus judgment plays a greater role in the valuation process. Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material. For those securities valued by fair valuations, the Adviser’s Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available. There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV.
A three-tier hierarchy has been established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.
The three-tier hierarchy of inputs is summarized in the three broad levels listed below:
Level 1  –
quoted prices in active markets for identical assets or liabilities
Level 2  –
quoted prices in markets that are not active or other significant observable inputs (including, but not limited to: quoted prices for similar assets or liabilities, quoted prices based on recently executed transactions, interest rates, credit risk, etc.)
Level 3  –
significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets or liabilities)

11

Notes to Financial Statements
June 30, 2024 (Unaudited)(Continued)
The following table summarizes the Fund’s investments valuation inputs categorized in the disclosure hierarchy as of June 30, 2024:

	Level 1	Level 2	Level 3	Total
Common Stocks:
Argentina	$1,979,164	$—	$ —	$1,979,164
Brazil	20,872,658	—	—	20,872,658
China	12,585,111	76,944,205	—	89,529,316
Greece	—	3,677,367	—	3,677,367
India	8,799,754	—	—	8,799,754
Indonesia	7,111,055	3,506,999	—	10,618,054
Kazakhstan	641,415	—	—	641,415
Mexico	4,580,993	2,201,467	—	6,782,460
Russia	—	—	—(1)	—
Saudi Arabia	—	5,853,363	—	5,853,363
South Africa	11,535,287	10,342,622	—	21,877,909
South Korea	—	27,118,978	—	27,118,978
Taiwan	—	25,133,199	—	25,133,199
Thailand	—	6,047,033	—	6,047,033
Total Common Stocks	68,105,437	160,825,233	—	228,930,670
Preferred Stocks:
Brazil	8,728,967	—	—	8,728,967
Total Preferred Stocks	8,728,967	—	—	8,728,967
Rights:
Brazil	3,789	—	—	3,789
Total Rights	3,789	—	—	3,789
Exchange Traded Funds:
India	8,684,053	—	—	8,684,053
Total Exchange Traded Funds	8,684,053	—	—	8,684,053
Total	$85,522,246	$160,825,233	$—	$246,347,479

(1)	Investments categorized as Level 3 securities that are effectively valued at zero.
As of June 30, 2024, there were investments related to three companies held within the Fund all of which were effectively valued at zero due to the inability of the Fund to transact in these investments, the lack of visibility on when the Fund may do so, and the lack of readily available market prices for such investments. All of these factors are related to the Russian invasion of Ukraine and responses to that event. The value of these securities compared to the Fund’s net assets is not material and therefore, the reconciliation of Level 3 securities and related valuation techniques are not disclosed.
For further information regarding security characteristics, see the Schedule of Investments.
Investment Transactions and Investment Income: Securities transactions are recorded on trade date. Realized gains and losses from securities transactions are calculated on the identified cost basis. Interest income is recorded on the accrual basis. Discounts and premiums on securities are accreted and amortized on a daily basis using the effective yield to maturity and yield to next methods, respectively, and might be adjusted based on management’s assessment of the collectability of such interest. Dividend income is recorded on the ex-dividend date.
Foreign Currency Transactions: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of securities and income and expense items denominated in foreign currencies are translated into

12

Notes to Financial Statements
June 30, 2024 (Unaudited)(Continued)
U.S. dollar amounts on the respective dates of such transactions. The Fund does not isolate the portion of gains or losses resulting from changes in foreign exchange rates on securities from the fluctuations arising from changes in market prices.
Reported net realized foreign exchange gains or losses arise from sales of securities, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.
Expenses: Expenses directly attributable to the Fund are charged directly to the Fund, while expenses that are attributable to the Fund and other investment companies advised by the Adviser or its affiliates are allocated among the respective investment companies, including the Fund, based either upon relative average net assets, evenly, or a combination of average net assets and evenly.
Certain intermediaries such as banks, broker-dealers, financial advisers or other financial institutions charge a fee for sub-administration, sub-transfer agency and other shareholder services associated with shareholders whose shares are held in omnibus, other group accounts or accounts traded through registered securities clearing agents. The portion of this fee paid by the Fund is included within “Transfer agent fees” in the Statement of Operations.
Distributions to Shareholders: The Fund declares and pays dividends annually from net investment income. To the extent these distributions exceed net investment income, they may be classified as return of capital. The Fund also pays distributions at least annually from its net realized capital gains, if any. Dividends and distributions are recorded on the ex-dividend date. All common shares have equal dividend and other distribution rights. A notice disclosing the source(s) of a distribution is provided after a payment is made from any source other than net investment income. This notice is available on the Fund’s website at https://www.brookfieldoaktree.com/fund/oaktree-emerging-markets-equity-fund. Any such notice is provided only for informational purposes in order to comply with the requirements of Section 19(a) of the 1940 Act and not for tax reporting purposes. The tax composition of the Fund’s distributions for each calendar year is reported on IRS Form 1099-DIV.
Dividends from net investment income and distributions from realized gains from investment transactions have been determined in accordance with federal income tax regulations and may differ from net investment income and realized gains recorded by the Fund for financial reporting purposes. These differences, which could be temporary or permanent in nature, may result in reclassification of distributions; however, net investment income, net realized gains and losses and net assets are not affected.
3. Investment Advisory Agreement and Related Party Transactions
The Adviser currently serves as the investment adviser to the Fund pursuant to an investment advisory agreement (the “Advisory Agreement”) under which the Adviser is responsible for the management of the Fund’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. The Advisory Agreement provides that the Fund shall pay the Adviser a fee, computed daily and payable monthly, at an annual rate of 0.90% of the Fund’s average daily net assets.
Pursuant to an operating expense limitation agreement (the “Expense Limitation Agreement”), the Adviser has contractually agreed to waive all or a portion of its investment advisory fees and/or to reimburse certain expenses of the Fund to the extent necessary to maintain the Fund’s total annual operating expenses (excluding any front-end or contingent deferred charges, brokerage commissions and other transactional expenses, acquired fund fees and expenses, interest, taxes, and extraordinary expenses, such as litigation; and other expenses not incurred in the ordinary course of the Fund’s business) at no more than 1.20% for Class A shares, 1.95% for Class C shares, and 0.95% for Class I shares. Effective January 24, 2024, the Adviser contractually agreed to reduce the Fund’s annual expense cap by 0.15% for each share class to 1.20% for Class A Shares, 1.95% for Class C Shares, and 0.95% for Class I Shares. Prior to January 24, 2024, the Fund’s annual expense cap was 1.35% for

13

Notes to Financial Statements
June 30, 2024 (Unaudited)(Continued)
Class A Shares, 2.10% for Class C Shares, and 1.10% for Class I Shares. The Expense Limitation Agreement will continue until at least April 30, 2026 and may not be terminated by the Fund or the Adviser before such time. Thereafter, the Expense Limitation Agreement may only be terminated or amended to increase the expense cap, provided that in the case of a termination by the Adviser, the Adviser will provide the Board with written notice of its intention to terminate the arrangement prior to the expiration of its then current term. Pursuant to the Expense Limitation Agreement, any waivers and/or reimbursements made by the Adviser are subject to recoupment from the Fund for a period not to exceed three years after the occurrence of the waiver and/or reimbursement, provided that the Fund is able to effect such payment to the Adviser and remain in compliance with the annual expense cap in effect at the time the waivers and/or reimbursements occurred.
The amount of investment advisory fees waived and/or expenses reimbursed available to be recouped before expiration is $1,087,744 of which $218,541, $395,848, $209,836 and $263,519 will expire during the fiscal years ending December 31, 2024, December 31, 2025, December 31, 2026 and December 31, 2027, respectively. For the six months ended June 30, 2024, the Adviser did not recoup any expenses.
The Fund has entered into an administration agreement (“Administration Agreement”) with the Administrator and a sub-administration agreement with U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (the “Sub-Administrator”). The Administrator and the Sub-Administrator perform administrative services necessary for the operation of the Fund, including maintaining certain books and records of the Fund and preparing reports and other documents required by federal, state and other applicable laws and regulations, and providing the Fund with administrative office facilities. The Adviser is responsible for any fees due to the Administrator and the Fund is responsible for any fees due to the Sub-Administrator.
Certain officers and/or trustees of the Fund are officers and/or employees of the Administrator.
4. Purchases and Sales of Investments
For the six months ended June 30, 2024 purchases and sales of investments, excluding short-term securities and U.S. Government securities, were $161,578,953 and $153,294,196 respectively. There were no transactions in U.S. Government securities.
5. Shares of Beneficial Interest
The Trust’s Declaration of Trust authorizes the issuance of an unlimited number of full and fractional shares of beneficial interest. With respect to each series, the Trust may offer more than one class of shares. The Trust reserves the right to create and issue additional series or classes. Each share of a series or class represents an equal proportionate interest in that series or class with each other share of that series or class. Currently, the Fund offers two classes of shares of beneficial interest — “Class A” Shares and “Class I” Shares.

14

Notes to Financial Statements
June 30, 2024 (Unaudited)(Continued)
The shares of each series or class participate equally in the earnings, dividends and assets of the particular series or class.

	2024[1]		2023[2]
Class A	Shares	Amount	Shares	Amount
Subscriptions	—	$ —	50,792	$415,280
Reinvestment of distributions	—	—	5,755	42,125
Redemptions	—	—	(1,178)	(9,199)
Net Increase	—	$—	55,369	$ 448,206

	2024[1]		2023[2]
Class I	Shares	Amount	Shares	Amount
Subscriptions	2,457,932	$18,195,653	17,557,027	$137,033,882
Reinvestment of distributions	—	—	930,517	6,783,471
Redemptions	(743,762)	(5,431,604)	(2,123,353)	(16,226,410)
Net Increase	1,714,170	$ 12,764,049	16,364,191	$ 127,590,943

[1]	For the Six Months Ended June 30, 2024 (Unaudited).
[2]	For the Year Ended December 31, 2023.
6. Credit Facility
U.S. Bank, N.A. (the “Bank”) has made available to the Trust, a credit facility, pursuant to a separate Loan and Security Agreement, for temporary or extraordinary purposes. The maximum line of credit as of June 30, 2024 for the Trust is $100,000,000. Advances under the credit facility are collateralized by a first-priority lien against the Fund’s assets, will be made at the sole discretion of the Bank and would be for a maximum of forty-five days.
During the six months ended June 30, 2024, the Fund utilized the credit facility for 1 day and had an outstanding average daily loan balance of $2,766,000. The maximum amount outstanding during the six months was $2,766,000 and the interest expense amounted to $634. For the six months ended June 30, 2024, the average interest rate on the outstanding principal amount for the Fund was 8.25%. At June 30, 2024, the Fund did not have an amount outstanding on the credit facility.
7. Federal Income Tax Information
The Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income or excise tax provision is required. The Fund may incur an excise tax to the extent it has not distributed all of its taxable income on a calendar year basis.
GAAP provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. An evaluation of tax positions taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the taxing authority is required. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be booked as a tax expense in the current year and recognized as: a liability for unrecognized tax benefits; a reduction of an income tax refund receivable; a reduction of a deferred tax asset; an increase in a deferred tax liability; or a combination thereof. As of December 31, 2023, the Fund has determined that there are no uncertain tax positions or tax liabilities required to be accrued.
The Fund has reviewed the taxable years open for examination (i.e. not barred by the applicable statute of limitations) by taxing authorities of all major jurisdictions, including the Internal Revenue Service. As of December 31, 2023, open taxable periods consisted of the taxable period ended

15

Notes to Financial Statements
June 30, 2024 (Unaudited)(Continued)
December 31, 2021 and taxable years ended December 31, 2022 and December 31, 2023. No examination of the Fund’s tax returns is currently in progress.
Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
The federal income tax information referenced below is as of the Fund’s most recently completed tax year-end of December 31, 2023.
The tax character of distributions paid for the year ended December 31, 2023 were as follows:

Ordinary income	$7,099,628
Return of capital	—
Total	$7,099,628

At December 31, 2023, the Fund’s most recently completed tax year-end, the components of net assets (excluding paid-in capital) on a tax basis were as follows:

Capital loss carryforwards	$(11,649,793)
Distributable earnings	153,040
Other accumulated gains	2,154
Tax basis unrealized appreciation on investments and foreign currency	1,751,485
Total tax basis net accumulated losses	$(9,743,114)

As of December 31, 2023, the Fund’s capital loss carryforwards were $7,027,784 and $4,622,009 from short-term and long-term capital gains, respectively, which can be used to offset future realized short-term and future realized long-term capital gains, respectively. The capital loss carryforwards will not expire.
Federal Income Tax Basis: The federal income tax basis of the Fund’s investments, not including foreign currency translations, at December 31, 2023 was as follows:

Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$240,657,392	$25,697,029	$(23,945,544)	$1,751,485

Capital Account Reclassifications: Because federal income tax regulations differ in certain respects from GAAP, income and capital gain distributions, if any, determined in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes. These differences are primarily due to differing treatments for Section 988 currency. Permanent book and tax differences, if any, will result in reclassifications to paid-in capital or to undistributed capital gains. These reclassifications have no effect on net assets or NAV per share. Any undistributed net income and realized gain remaining at fiscal year end is distributed in the following year.
8. Indemnifications
Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for indemnification. The Fund’s maximum exposure under these arrangements is unknown, since this would involve the resolution of certain claims, as well as future claims that may be made, against the Fund. Thus, an estimate of the financial impact, if any, of these arrangements cannot be made at this time. However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be unlikely.

16

Notes to Financial Statements
June 30, 2024 (Unaudited)(Continued)
9. Subsequent Events
GAAP requires recognition in the financial statements of the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.
Management has evaluated subsequent events in the preparation of the Fund’s financial statements and has determined that there are no additional events that require recognition or disclosure in the financial statements.

17

PROXY DISCLOSURE FOR OPEN-END INVESTMENT COMPANIES (Unaudited)
The shareholders of the Brookfield Investment Funds voted on the following proposal at a special meeting of shareholders held on Thursday, June 20, 2024, at 8:45 a.m., Eastern Time. The description of the proposal and number of shares voted are as follows:

	Shares Voted For	Shares Voted Against	Shares Voted Abstain
1. To elect to the Fund’s Board of Trustees Betty A. Whelchel, as an Independent Trustee Nominee	181,472,713	2,491,288	2,282,576
2. To elect to the Fund’s Board of Trustees Brian F. Hurley, as an Interested Trustee Nominee	181,485,224	2,416,360	2,344,989

18

STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACTS (Unaudited)
The Board of Trustees (the “Board,” the members of which are referred to as “Trustees”) of Brookfield Investment Funds (the “Trust”), including the Trustees who are not “interested persons,” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”), of the Trust, considered and approved the continuation of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust, on behalf of its series, Oaktree Emerging Markets Equity Fund (the “Fund”), and Oaktree Fund Advisors, LLC (the “Adviser” or “Oaktree”), for a successive one-year period at an in-person meeting held on May 22-23, 2024 (the “Meeting”).
In accordance with Section 15(c) of the 1940 Act, the Board requested, and Oaktree provided, materials relating to the Board’s consideration of whether to approve the continuation of the Advisory Agreement for the Fund. These materials included, among other things: (a) a summary of the services provided to the Fund by Oaktree; (b) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third-party provider of mutual fund data, on fees and expenses of the Fund, as compared with a peer group and/or peer universe of funds, as applicable; (c) information on the profitability of Oaktree; (d) information about Oaktree’s general compliance policies and procedures and the services that it provides; (e) any “fall-out” benefits to Oaktree (i.e., ancillary benefits realized by Oaktree from its relationship with the Fund); (f) information relating to economies of scale; (g) information on Oaktree’s risk management processes; (h) information regarding brokerage and soft dollar practices; and (i) information about the key personnel of Oaktree who are involved in the investment management, administration, compliance and risk management activities with respect to the Fund, as well as current and projected staffing levels and compensation practices. In determining whether to approve the Advisory Agreement, the Board, including the Independent Directors considered a series of factors, to the extent applicable, including the role of Brookfield Public Securities Group LLC (“Brookfield”) as the Fund’s administrator.
In determining whether to approve the continuation of the Advisory Agreement, the Board, including the Independent Directors, considered at the Meeting, and from time to time, as appropriate, factors that it deemed relevant. The following discusses the primary factors relevant to the Board’s decision.
THE NATURE, EXTENT AND QUALITY OF THE SERVICES TO BE PROVIDED BY THE ADVISER. In considering the nature, extent and quality of the services provided by the Adviser to the Fund, the Board considered the responsibilities that the Adviser had to the Fund, including the provision of investment advisory services to the Fund, compliance with the Fund’s investment objectives and strategies, review of brokerage matters including with respect to trade allocation and best execution, oversight of general fund compliance with federal and state laws, and the implementation of Board directives as they relate to the Fund. The Board also considered the Adviser’s risk assessment and monitoring process, and the Adviser’s current level of staffing and its overall resources, as well as information regarding its investment personnel who provide services to the Fund. The Board also considered the personnel responsible for providing advisory services to the Fund and other key personnel of Oaktree, in addition to the current and projected staffing levels and compensation practices. The Board concluded, based on the Directors’ experience and interaction with Oaktree, that: (i) Oaktree would continue to be able to retain high quality personnel; (ii) Oaktree has exhibited a high level of diligence and attention to detail in carrying out its advisory and other responsibilities under the Advisory Agreement; (iii) Oaktree and Brookfield have been responsive to requests of the Board; and (iv) Oaktree and Brookfield have kept the Board apprised of developments relating to the Fund and the industry in general. The Board also considered Oaktree’s investment process and philosophy, as well as its responsibilities that include the development and maintenance of an investment program for the Fund that is consistent with the Fund’s investment objectives, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services.
Additionally, the Board observed that pursuant to administration agreement with the Fund (the “Administration Agreement”), Brookfield, an indirect wholly-owned subsidiary of Brookfield Asset Management ULC, provides administrative services reasonably necessary for the Fund’s operations, other than those services that the Adviser provides to the Fund pursuant to the Advisory Agreement,

19

STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACTS (Unaudited) (Continued)
including, among other responsibilities, the preparation and coordination of reports and other materials to be supplied to the Board; prepare and/or supervise the preparation and filing with the applicable regulatory authority of all securities filings, periodic financial reports, prospectuses, statements of additional information, marketing materials, tax returns, shareholder reports and other regulatory reports and filings required of the Fund; supervise and monitor the preparation of all required filings necessary to maintain the Fund’s qualification and/or registration to sell shares in all states where the Fund currently does, or intends to do business; coordinate the preparation, printing and mailing of all materials required to be sent to shareholders; coordinate the preparation and payment of Fund-related expenses; monitor and oversee the activities of the Fund’s other service providers; review and adjust as necessary the Fund’s daily expense accruals; monitor daily, monthly and periodic compliance with respect to the federal and state securities laws; send periodic information (i.e., performance figures) to service organizations that track investment company information; and perform such additional services as may be agreed upon by and among the Fund, Brookfield and Oaktree. The Board also noted that although Brookfield does not receive any compensation from the Fund under the Administration Agreement, Brookfield may receive compensation for its administrative services to the Fund from the Adviser out of its management fees. The Board also observed that Brookfield is responsible for the coordination and oversight of the Fund’s third-party service providers. As a result, in addition to the quality of the advisory services provided by Oaktree pursuant to the Advisory Agreement, the Board also considered the quality of the administrative and other services provided by Brookfield to the Fund pursuant to the Administration Agreement. In connection with the administrative services provided by Brookfield, the Board analyzed the structure and duties of Brookfield’s fund administration and accounting, operations and its legal and compliance departments to determine whether they are adequate to meet the needs of the Fund.
The Board’s conclusion was based, in part, upon the following: (i) a comprehensive description of the investment advisory and other services provided to the Fund; (ii) a list of personnel who furnish such services and a description of their duties and qualifications; (iii) performance data with respect to the Fund, including comparable investment companies and accounts managed by Oaktree; (iv) standardized industry performance data with respect to comparable investment companies and the performance of appropriate recognized indices; (v) recent financial statements of Oaktree and Brookfield; (vi) Oaktree’s and Brookfield’s culture of compliance and their commitment to compliance generally, as well as their risk management processes and attention to regulatory matters; and (vii) Oaktree’s reputation and its experience serving as an investment adviser and the experience of the team of portfolio managers that manage the Fund, as well as its experience serving as an investment adviser to other investment fund and institutional clients. The Board also reviewed Oaktree’s compliance and regulatory history and noted that there were no material regulatory or compliance issues that would potentially impact Oaktree from effectively serving as the investment adviser to the Fund. The Board concluded that the nature, extent and quality of the overall services provided under the Advisory Agreement, as well as the administrative services provided by Brookfield, were reasonable and appropriate in relation to the management fees and that the quality of services continues to be high.
THE PERFORMANCE OF THE FUND AND THE ADVISER. The Board, including the Independent Directors, also considered the investment performance of the Fund. The Board noted that it regularly reviews the performance of the Fund throughout the year. The Board further noted that, while it monitors performance of the Fund closely, performance information for the Fund is limited because the Fund has been in operation for just over one year. The Board considered the investment performance of the Fund in view of its importance to shareholders. In connection with this review, the Board received information regarding the investment performance of the Fund as compared to a group of funds with investment classifications and/or objectives comparable to those of the Fund (“Peer Universe”) and to an appropriate index or combination of indices identified by Broadridge (the “Broadridge Index”), as well as a focused peer group identified by Brookfield (“Peer Group”) and the Fund’s benchmark index (the “Benchmark Index”). At the Meeting, management also discussed the methodology used by Oaktree to select the funds included in the Peer Group. The performance information was presented for the periods ended

20

STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACTS (Unaudited) (Continued)
March 31, 2024. Class I performance relative to the median of the Fund’s Peer Universe and Peer Group is described below, and if performance ranked below the median of the Fund’s Peer Universe, the specific quintile rankings are also noted below with respect to the relevant periods of underperformance.
Oaktree Emerging Markets Equity Fund. The Board noted that the Fund’s performance was below the median of its Peer Universe for the one-year period (fifth quintile) and above the median of its Peer Universe for the since inception period (third quintile). In addition, the Board further noted that the Fund underperformed its Broadridge Index and its Benchmark Index for both periods. Finally, the Board considered that the Fund underperformed the median of its Peer Group for the quarter ended March 31, 2024, as well as for the one-year period and the since inception period.
THE COST OF THE ADVISORY SERVICES, AND THE PROFITABILITY TO THE ADVISER AND ITS AFFILIATES FROM THEIR RELATIONSHIP WITH THE FUND. The Board also received information regarding the management fees to be paid by the Fund to Oaktree pursuant to the Advisory Agreement. The Board examined this information in order to determine the reasonableness of the fees in light of the nature and quality of services to be provided and any potential additional benefits to be received by Oaktree, Brookfield or their affiliates in connection with providing such services to the Fund.
To assist in analyzing the reasonableness of the management fees for the Fund, the Board received reports independently prepared by Broadridge. The reports showed comparative fee and expense information for the Fund’s expense group (“Expense Group”) and expense universe (“Expense Universe”), including rankings within each category, as determined by Broadridge. Brookfield identified the funds eligible for inclusion in the Expense Group. In considering the reasonableness of the management fees to be paid by the Fund to Oaktree, the Board was presented with a number of expense comparisons, including: (i) contractual and actual management fees; and (ii) actual total operating expenses. In considering the Fund’s total operating expenses, the Board also considered the level of fee waivers and expense reimbursements, as applicable, and the net expense caps contractually agreed upon by Oaktree with respect to the Fund. The Board acknowledged that it was difficult to make precise comparisons with other funds in the Expense Group and Expense Universe since the exact nature of services provided under the various fund agreements is often not apparent. The Board noted, however, that the comparative fee information provided by Broadridge as a whole was useful in assessing whether Oaktree was providing services at a cost that was competitive with other, similar funds. The Fund’s fee and expense rankings are discussed below relative to the median of the applicable expense grouping. In reviewing the expense rankings, the Board noted that a fund with fees and expenses that were below the median had fees and expenses that were less than the median fees and expenses of its peer group, while a fund with fees and expenses that were above the median had fees and expenses that were higher than the median fees and expenses of its peer group. The fund with the lowest expenses is ranked first and the fund with the highest expenses is ranked last within the applicable expense grouping.
Oaktree Emerging Markets Equity Fund. The Board noted that the Fund’s actual management fees were below the median of its Expense Group (ranked 1/6) and above the median of its Expense Universe (ranked 199/343). The Board further noted that the Fund’s actual total expenses were below the median of its Expense Group (ranked 4/6) and above the median of its Expense Universe (ranked 207/343).
The Board was also asked to consider the management fees received by Oaktree with respect to other funds and accounts with similar investment strategies to the Fund, which include institutional and separately managed accounts. In comparing these fees, the Board considered certain differences between these accounts and the Fund, including the broader and more extensive scope of services provided to the Fund in comparison to institutional or separately managed accounts; the greater financial, regulatory and reputational risks in managing the Fund; and the impact on Oaktree and expenses associated with the more extensive regulatory regime to which the Fund are subject as compared to institutional or separately managed accounts.
The Board also considered Oaktree’s profitability and the benefits Oaktree and its affiliates received from its relationship with the Fund. Firstly, the Board noted that the Adviser had entered into a contractual expense limitation waiver for the Fund, in order to limit the Fund’s net operating expenses. The Board

21

STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACTS (Unaudited) (Continued)
then reviewed Oaktree’s financial information and considered whether Oaktree had the financial resources necessary to attract and retain high quality investment management personnel and to provide a high quality of services. Additionally, the Board considered the reasonableness of the management fees payable under the Advisory Agreement and took into account that the fees were consistent with management fees that Oaktree charged to comparable funds.
The Board concluded that Oaktree and Brookfield had the financial resources necessary to perform their obligations under the Advisory Agreement and the Administration Agreement, respectively, and to continue to provide the Fund with the high quality services provided in the past. The Board also concluded that the management fees were reasonable in light of the factors discussed above.
THE EXTENT TO WHICH ECONOMIES OF SCALE WILL BE REALIZED AS THE FUND GROWS AND WHETHER FEE LEVELS REFLECT THOSE ECONOMIES OF SCALE. The Board, including the Independent Directors, considered whether shareholders would benefit from economies of scale and whether there was potential for future realization of economies with respect to the Fund. The Board considered that as a result of being part of the Brookfield Fund Complex, the constituent funds, including the Fund, share common resources and may share certain expenses, and if the size of the complex increases, the Fund could incur lower expenses than it otherwise would achieve as a stand-alone entity. The Board noted, however, that although shareholders might benefit from lower operating expenses as a result of an increasing amount of assets spread over the fixed expenses of the Fund’s expense limitation agreement with the Adviser served to limit the Fund’s expenses until the Fund had the opportunity to grow its assets. The Board concluded that the management fee structure was reasonable in light of the factors discussed above.
OTHER FACTORS. In consideration of the Advisory Agreement, the Board also received information regarding Oaktree’s brokerage and soft dollar practices. The Board noted that, although Oaktree currently does not have any soft dollar arrangement in place, it follows the soft dollar practices and record keeping rules as promulgated under Section 28(e) of the Securities Exchange Act of 1934, as amended, and Rule 204-2 of the Investment Advisers Act of 1940, as amended. The Board considered that Oaktree is responsible for decisions to buy and sell securities for the Fund, selection of broker-dealers and negotiation of commission rates. The Board noted that it receives reports from Brookfield that include information on brokerage commissions and execution throughout the year. The Board then considered other benefits that may be realized by Oaktree from its relationship with both Brookfield and the Fund. Among them, the Board recognized the opportunity to provide advisory services to additional funds and accounts and the reputational benefits. The Board also considered that Oaktree and Brookfield manage their investment operations independently of each other subject to an information barrier between the firms. The Board concluded that the benefits that may accrue to the Adviser by virtue of the Adviser’s relationship to the Fund were fair and reasonable in light of the costs of providing investment advisory services to the Fund and the ongoing commitment of Brookfield and Oaktree to the Fund.

22

Portfolio Holdings Disclosure (Unaudited)
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov.
Proxy Voting Policies, Procedures and Records (Unaudited)
You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request by calling 1-855-777-8001, or go to the SEC’s website at www.sec.gov.

23

brookfieldoaktree.com

info@brookfieldoaktree.com

855-777-8001

OAKTREE

©2024 Oaktree Fund Advisors, LLC

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

Proxy Disclosure for Open-End Investment Companies is included as part of the Financial Statements and Financial Highlights for Open-End Investment Companies filed under Item 7(a) of this Form.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies is included as part of the Financial Statements and Financial Highlights for Open-End Investment Companies filed under Item 7(a) of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Statement Regarding Basis for Approval of Investment Advisory Contract is included as part of the Financial Statements and Financial Highlights for Open-End Investment Companies filed under Item 7(a) of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c_1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not Applicable.

(5) Change in the registrant's independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not Applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Brookfield Investment Funds

By (Signature and Title)*	/s/ Brian F. Hurley
Brian F. Hurley, Principal Executive Officer

Date:	September 3, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Brian F. Hurley
Brian F. Hurley, Principal Executive Officer

Date:	September 3, 2024

By (Signature and Title)*	/s/ Casey P. Tushaus
Casey P. Tushaus, Principal Financial Officer

Date:	September 3, 2024

* Print the name and title of each signing officer under his or her signature